February 24, 2003

Securities and Exchange Commission
450 5 Street, N.W.

Washington  DC  50549

RE:  Midland National Life Separate Account A
        File Number 333-80975

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 4 to the above referenced Form S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (a) (I) of Rule 485. This amendment is being filed under 485 (a) because it is being filed under the new Form N-6.

We have removed the financial figures, fund expense figures and associated footnotes as this information is now in the process of being updated for year-end 2002. This information, along with Financial Statements and certain exhibits will be filed in an amendment pursuant to 485 (b). In addition, there are some open items in Part C that will also be filed in an amendment pursuant to 485 (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-283-0126.

/s/


Tracy Michels
Assistant Vice President
Compliance

                     As filed with the Securities and Exchange Commission on February 24, 2003
===================================================================================================================

                                                                                    Registration File No. 333-80975

                                                                                                          811-05271

                                        SECURITIES AND EXCHANGE COMMISSION

                                               Washington, DC 20549

                                                  ---------------

                                                     FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [     ]

                                    PRE-EFFECTIVE AMENDMENT NO.  ___                    [     ]

                                    POST-EFFECTIVE AMENDMENT NO.  _4__                  [   X ]
                                                                   --

                                                      and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                                     ACT OF 1940                        [     ]

                                    AMENDMENT NO.  ___2____                             [   X ]

                                         (Check appropriate box or boxes.)

                                     Midland National Life Separate Account A

                                            (Exact name of registrant)

                                      MIDLAND NATIONAL LIFE INSURANCE COMPANY

                                                (Name of depositor)

                                                 One Midland Plaza

                                       Sioux Falls, South Dakota 57193-9991

                               (Address of depositor's principal executive offices)

                         Depositor's Telephone Number, including Area Code: (605) 335-5700

                           Steve Horvat, General Counsel                               Copy to:
                      Midland National Life Insurance Company                 Frederick R. Bellamy, Esq.
                                 One Midland Plaza                          Sutherland Asbill & Brennan LLP
                       Sioux Falls, South Dakota 57193-9991                 1275 Pennsylvania Avenue, N.W.

                      (Name and address of agent for service)                  Washington, DC 20004-2415

                                   Approximate Date of Proposed Public Offering:
                  As soon as practicable after the effective date of this registration statement.

                  It is proposed that this filing will become effective (check appropriate box):
                  |_|      immediately upon filing pursuant to paragraph (b)
                  |_|      on _____  pursuant to paragraph (b)
                  |X|      60 days after filing pursuant to paragraph (a)(i)
                  |_|      pursuant to paragraph (a)(i) of Rule 485

                  If appropriate check the following box:

                  |_|      This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment _______________

                                       Title of Securities Being Registered:
                     Interests in Individual Flexible Premium Variable Life Insurance Policies

WO 161475.1

                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                    Issued By
                     Midland National Life Insurance Company
           One Midland Plaza o Sioux Falls, SD 57193 o (605) 335-5700
              through the Midland National Life Separate Account A

Survivorship Variable Universal Life is a last survivor variable life insurance contract issued by Midland National Life Insurance Company. Survivorship Variable Universal Life:

     o provides insurance coverage with flexibility in death benefits and premiums;

     o pays a death benefit if both of the two insureds die while the contract is still in force;

     o can provide substantial contract fund build-up on a tax-deferred basis. However, there is no guaranteed contract fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

     o lets You borrow against Your contract, withdraw part of the net cash surrender value, or completely surrender Your contract. Loans and withdrawals affect the contract fund, and may affect the death benefit.

After the first premium, You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract. If it is a Modified Endowment Contract, ("MEC") then loans and withdrawals may have more adverse tax consequences.

You have a limited right to examine Your contract and return it to Us for a refund.

You may allocate Your contract fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts:

1.  Fidelity's Variable Insurance Products Fund Initial Class,
2.  American Century Variable Portfolios, Inc.,
3.  MFS(R)Variable Insurance Trust,
4.  Lord Abbett Series Fund, Inc.,
5.  Alger American Fund,
6.  Van Eck Worldwide Insurance Trust,
7.  LEVCO Series Trust, and
8.  INVESCO Variable Investment Funds, Inc


You can choose among the thirty-four investment divisions listed on the following page.

Your contract fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. You could lose the amount You invest and lose Your insurance coverage due to poor investment performance. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                             Prospectus: May 1, 2003

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS


VIP Money Market Portfolio                                      American Century VP International Portfolio
VIP High Income Portfolio                                       American Century VP Income & Growth Portfolio
VIP Equity-Income Portfolio                                     MFS VIT Emerging Growth Series
VIP Growth Portfolio                                            MFS VIT Research Series
VIP Overseas Portfolio                                          MFS VIT Investors Trust Series
VIP MidCap Portfolio                                            MFS VIT New Discovery Series
VIP Asset Manager Portfolio                                     Lord Abbett Series Fund, Inc. VC Growth & Income
                                                                Portfolio (hereinafter referred to as Lord Abbett VC
                                                                Growth & Income Portfolio)
VIP Investment Grade Bond Portfolio                             Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
                                                                (hereinafter referred to as Lord Abbett VC Mid-Cap
                                                                Value Portfolio)
VIP Contrafund(R)Portfolio                                       Lord Abbett Series Fund, Inc. International Portfolio
                                                                (hereinafter referred to as Lord Abbett VC
                                                                International Portfolio)
VIP Asset Manager: Growth Portfolio                             Alger American Small Capitalization Portfolio
VIP Index 500 Portfolio                                         Alger American Mid-Cap Growth Portfolio
VIP Growth & Income Portfolio                                   Alger American Growth Portfolio
VIP Balanced Portfolio                                          Alger American Leveraged AllCap Portfolio
VIP Growth Opportunities Portfolio                              Van Eck Worldwide Hard Assets Fund
American Century VP Capital Appreciation Portfolio              LEVCO Equity Value Fund
American Century VP Value Portfolio                             INVESCO VIF-Financial Services Fund
American Century VP Balanced Portfolio                          INVESCO VIF-Health Sciences Fund

This prospectus general describes only the variable portion of the Contract, except where the General Account is specifically mentioned.

Buying this contract might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance contract.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                Table of Contents



CONTRACT BENEFITS/RISK SUMMARY..............................................................................................7
    Death Benefit...........................................................................................................7
    Flexible Premium Payments...............................................................................................7
    No Lapse Guarantee Premium..............................................................................................8
Benefits of the Contract Fund...............................................................................................8
Tax Benefits................................................................................................................8
    Additional Benefits.....................................................................................................9

Investment Risk.............................................................................................................9
Risk of Lapse...............................................................................................................9
Tax Risks..................................................................................................................10
Portfolio Risks............................................................................................................10

Fee Table..................................................................................................................10

SUMMARY OF SUVIVORSHIP VARIABLE LIFE.......................................................................................15
Death Benefit Options......................................................................................................15
Flexible Premium Payments..................................................................................................15
INVESTMENT CHOICES.........................................................................................................16
YOUR CONTRACT FUND.........................................................................................................17
    Transfers..............................................................................................................17
    Contract Loans.........................................................................................................17
    Withdrawing Money......................................................................................................18
    Surrendering Your Contract.............................................................................................18
DEDUCTIONS AND CHARGES.....................................................................................................18
    Deductions From Your Premiums..........................................................................................18
    Deductions From Your Contract Fund.....................................................................................18
    Surrender Charges......................................................................................................19
ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................................................................21
    Your Right To Examine This Contract....................................................................................21
    Your Contract Can Lapse................................................................................................21
    Correspondence and Inquiries...........................................................................................22
    State Variations.......................................................................................................23
    Tax-Free "Section 1035" Exchanges......................................................................................23

DETAILED INFORMATION ABOUT VARIABLE SURVIVORSHIP LIFE......................................................................23
INSURANCE FEATURES.........................................................................................................23
    How the Contracts Differ From Whole Life Insurance.....................................................................23
    Application for Insurance..............................................................................................23
    Death Benefit..........................................................................................................24
    Notice and Proof of Death..............................................................................................28
    Payment of Death Benefits..............................................................................................28
    Maturity Benefit.......................................................................................................28
    Changes In Variable Survivorship Life..................................................................................28
    Changing The Face Amount of Insurance..................................................................................29
    Changing Your Death Benefit Option.....................................................................................29
    When Contract Changes Go Into Effect...................................................................................30
    Flexible Premium Payments..............................................................................................30
    Allocation of Premiums.................................................................................................31
    Additional Benefits....................................................................................................31
    Contract Split Option..................................................................................................32
    Extended Maturity Option...............................................................................................32
SEPARATE ACCOUNT INVESTMENT CHOICES........................................................................................32
    Our Separate Account And Its Investment Divisions......................................................................32
    The Funds..............................................................................................................33
    Investment Policies Of The Portfolios..................................................................................33
    Charges In The Funds...................................................................................................37
USING YOUR CONTRACT FUND...................................................................................................37
    The Contract Fund......................................................................................................37
    Amounts In Our Separate Account........................................................................................38
    How We Determine The Accumulation Unit Value...........................................................................38
    Contract Fund Transactions.............................................................................................39
    Transfers Of Contract Fund.............................................................................................39
    Market Timing and Excessive Trading Limits.............................................................................39
    Dollar Cost Averaging..................................................................................................40
    Portfolio Rebalancing..................................................................................................40
    Contract Loans.........................................................................................................41
    Withdrawing Money From Your Contract Fund..............................................................................42
    Surrendering Your Contract.............................................................................................43
THE GENERAL ACCOUNT........................................................................................................43
DEDUCTIONS AND CHARGES.....................................................................................................44
    Deductions From Your Premiums..........................................................................................44
    Charges Against The Separate Account...................................................................................44
    Monthly Deductions From Your Contract Fund.............................................................................45
    Transaction Charges....................................................................................................46
    How Contract Fund Charges Are Allocated................................................................................47
    Surrender Charge.......................................................................................................47

Tax Effects................................................................................................................48
Introduction...............................................................................................................48
Tax Status of the contract.................................................................................................48
Tax Treatment of contract Benefits.........................................................................................49
    In General.............................................................................................................49
    Modified Endowment Contracts...........................................................................................49
    Distributions Other Than Death Benefits from Modified Endowment Contracts..............................................49
    Distributions Other Than Death Benefits From Contracts That Are Not Modified Endowment Contracts.......................50
    Investment in the Contract.............................................................................................50
    Contract Loans.........................................................................................................50
    Withholding............................................................................................................50
    Multiple Contracts.....................................................................................................50
    Continuation of Contract Beyond Age 100................................................................................50
    Business Uses of Contract..............................................................................................51
    Split-Dollar Arrangements..............................................................................................51
    Tax Shelter Regulations................................................................................................51
    Alternative Minimum Tax................................................................................................51
    Other Tax Considerations...............................................................................................51
    Possible Tax Law Changes...............................................................................................52
    Our Income Taxes.......................................................................................................52
ADDITIONAL INFORMATION ABOUT THE CONTRACTS.................................................................................52
    Your Right To Examine The Contract.....................................................................................52
    Your Contract Can Lapse................................................................................................52
    You May Reinstate Your Contract........................................................................................53
    Contract Periods And Anniversaries.....................................................................................53
    Maturity Date..........................................................................................................53
    We Own The Assets Of Our Separate Account..............................................................................53
    Changing the Separate Account..........................................................................................54
    Limits On Our Right To Challenge The Contract..........................................................................54
Your Payment Options.......................................................................................................55
    Lump Sum Payments......................................................................................................55
    Optional Payment Methods...............................................................................................55
    Your Beneficiary.......................................................................................................56
    Assigning Your Contract................................................................................................56
    When We Pay Proceeds From This Contract................................................................................56
    Your Voting Rights As An Owner.........................................................................................57
    Distribution of the Contracts..........................................................................................62
Legal Proceedings..........................................................................................................64
Financial Statements.......................................................................................................64

Definitions................................................................................................................68

Appendix A.................................................................................................................71


CONTRACT BENEFITS/RISK SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company.

"You" and "Your" mean the owner of the contract. We refer to the two persons who are covered by the contract as the "Insureds" or "Insured Persons", because the owner might not be one of the insureds. There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance contract.

The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force and that there is no outstanding contract loan.

CONTRACT BENEFITS

Death Benefit

Survivorship Variable Universal Life is life insurance on two insureds. If the contract is in force when the second of the two insureds dies, We will pay a death benefit. No benefit is paid when the first insured dies. You can choose between two death benefit options:

o Option 1: death benefit equals the face amount of the insurance contract. This is sometimes called a "level" death benefit.

o Option 2: death benefit equals the face amount plus the contract fund. This is sometimes called a "variable" death benefit.

The death benefit may be even greater in some circumstances. See "Death Benefit" on page 24.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial minimum premium based on the Equal age. (See Appendix A for how the Equal Age is determined.)

You choose a planned periodic premium. You need not pay premiums according to the planned schedule. We are not required to accept a premium payment of less than $50.00; however under current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00 See "Flexible Premium Payments" on page 30.

Minimum Premium During the Minimum Premium period, Your contract will remain in force as long as You meet the applicable Minimum Premium requirements.

Benefits of the Contract Fund

     o Withdrawing Money from Your Contract Fund. You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. See "Withdrawing Money From Your Contract Fund" on page 42. There may be tax consequences.

     o Surrendering Your Contract. You can surrender Your contract for cash and then We will pay You the net cash surrender value. See "Surrendering Your Contract" on page 43. There may be tax consequences.

     o Contract Loans. You may borrow up to 92% of Your cash surrender value (the contract fund less the surrender charge) minus any contract debt. Your contract will be the sole security for the loan. Your contract states a minimum loan amount, usually $200. See "Contract Loans" on page 41. There may be federal tax consequences for taking a contract loan. See "Tax Effects" on page 48.

     o Transfers of Contract Fund. You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a contract year. There are additional limitations on transfers to and from the General Account. See "Transfers Of Contract Fund" on page 39.

     o Dollar Cost Averaging ("DCA"). The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. The minimum monthly amount to be transferred using DCA is $200. See "Dollar Cost Averaging" on page 40.

     o Portfolio Rebalancing. The Portfolio Rebalancing Option allows contract owners, who are not participating in a DCA program, to have the Company automatically reset the percentage of contract fund allocated to each investment division to a pre-set level. At each contract anniversary, We will transfer amounts needed to "balance" the contract fund to the specified percentages selected by You. See "Portfolio Rebalancing" on page 40.

Tax Benefits
We intend for the contract to satisfy the definition of life insurance under the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the contract value (the contract fund), and therefore should not be taxed on increases in the contract fund until you take out a loan or withdrawal, surrender the contract, or we pay the maturity benefit. In addition, transfers of contract fund are not taxable transactions.


Additional Benefits

Your contract may have one or more supplemental benefits that are options or attached by rider to the contract. Each benefit is subject to its own requirements as to eligibility and additional cost. The additional benefits that may be available to You are:

o    death benefit guarantee to maturity;

o additional survivor life insurance protection if both insureds die during the first four years:

o    insurance protection for one of the insureds.

o    additional survivor insurance

Some of these benefits may have tax consequences. Please consult Your tax advisor before selecting or exercising an additional benefit.

                                 CONTRACT RISKS

Investment Risk
Your contract fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. No one insures or guarantees any of the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the contract if you intend to surrender all or part of the contract value in the near future.

This contract is not suitable as a short-term investment.

Risk of Lapse

Your contract can lapse if the net cash surrender value is not sufficient to pay the monthly charges.

     Planned Premium. You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain in force. Additional premiums may be required to keep Your contract from lapsing. You need not pay premiums according to the planned schedule. Whether Your contract lapses or remains in force can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays in force during the minimum premium period by paying premiums at least equal to the accumulated minimum premium amounts. See "Flexible Premium Payments" on page 30.

     Nevertheless, the contract can lapse (1) during the minimum premium period if You do not meet the minimum premium requirements and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly charges (subject to the grace period). See "Your Contract Can Lapse" on page 52.

     Contract Loans. Your loan may affect whether Your contract remains in force. If Your loan lowers the value of Your contract fund to a point where the monthly deductions are greater than Your contract's net cash surrender value, then the contract's lapse provision may apply.

     Withdrawing Money / Surrendering Your Contract. If you make a partial withdrawal or surrender the contract during the surrender charge period (this period is the earlier of 15 years or the attained equal age of 95), We will deduct a surrender charge. It is possible that you will receive no net cash surrender value if you surrender your contract in the first few contract years. The maximum partial withdrawal You can make is 50% of the net cash surrender value. The current minimum withdrawal amount is $200. A surrender charge may be deducted, and taxes and a tax penalty may apply.

Tax Risks
We anticipate that the contract should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the contract, particularly with respect to contracts issued on a substandard basis. Please consult a tax advisor about these consequences.

Depending on the total amount of premiums you pay, the contract may be treated as a modified endowment contract under Federal tax laws. If a contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the contract will be taxable as ordinary income to the extent there are earnings in the contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach age 59 1/2. If the contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a contract that is not a modified endowment contract are subject to the 10% penalty tax.

See "Tax Effects" on page 48. You should consult a qualified tax advisor for assistance in all contract-related tax matters.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the portfolios' prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.


Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that You will pay at the time You buy the contract, surrender the contract, or transfer contract funds between investment divisions.

-----------------------------------------------------------------------------------------------------------------------------
                                                      Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------
               Charge                  When Charge Is Deducted                         Amount Deducted
                                                                 ------------------------------------------------------------
                                                                    Maximum Guaranteed Charge          Current Charge
-----------------------------------------------------------------------------------------------------------------------------
           Premium Loads:
----------------------------------------------------------------------------------------------------------------------------------
             Sales Load.              Upon receipt of a premium     2.25% of each premium          2.25% of each premium payment
                                      payment.                      payment in all contract        in all contract years.
                                                                    years.
----------------------------------------------------------------------------------------------------------------------------------
             Federal Tax              Upon receipt of a premium     1.50% of each premium          1.50% of each premium payment
                                      payment.                      payment in all contract        in all contract years.
                                                                    years.
----------------------------------------------------------------------------------------------------------------------------------
           Service Charge             Upon receipt of a premium     2.25% of each premium          2.25% of each premium payment
                                      payment.                      payment in all contract        in all contract years.
                                                                    years.
----------------------------------------------------------------------------------------------------------------------------------
  Civil Service Allotment Service     Upon receipt of a premium     $0.46 from each premium        $0.46 from each premium
               Charge                 payment where Civil Service   payment.                       payment.
                                      Allotment is chosen.
----------------------------------------------------------------------------------------------------------------------------------
Surrender Charge i                    At the time of surrender or   $3.50 up to $49.00 in the      $3.50 up to $49.00 in the
(Deferred Sales Charge)               lapse that occurs (a)         first contract year per        first contract year per
                                      during the first 15           $1,000 of face amount.ii       $1,000 of face amount ii
    Minimum and Maximum               contract years, or (b)
                                      during the first 15
                                      contract years following
                                      any increase in face amount.

    Charge for a male insured issue   At the time of surrender,     $6.30 per $1,000 of            $6.30 per $1,000 of specified
    age 40 combined with a female     lapse that occurs (a)         specified face amount.         face amount.
    insured issue age 40 with both    during the first 15
    insureds in the nonsmoker         contract years, or (b)
    premium class in the first        during the first 15
    contract year                     contract years following
                                      any increase in face
                                      amount.
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Charge             Upon partial withdrawal.      Lesser of $25 or 2% of         Lesser of $25 or 2% of the
                                                                    amount withdrawn.              amount withdrawn on any
                                                                                                   withdrawal after the first
                                                                                                   one in any contract year.
----------------------------------------------------------------------------------------------------------------------------------
            Transfer Fees             Upon transfer of any money    $25 on each transfer after     $0 on all transfers.
                                      from the investment           the 12th transfer in any one
                                      divisions or the general      contract year.
                                      account.
----------------------------------------------------------------------------------------------------------------------------------
Loan Interest Spread iii              On Contract anniversary or    4.50% (annually) in Contract   2.00% (annually) in Contract
                                      earlier, as applicable iv     years 1-10; In Contract        years 1-10; In Contract years
                                                                    years thereafter, it is        thereafter, it is 0.00%
                                                                    0.00% (annually) on loans of   (annually) on loans of
                                                                    earnings and 4.50% on          earnings and 2.00% on
                                                                    everything else. iv            everything else v
----------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that You will pay periodically during the time that You own the contract, not including mutual fund portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Periodic Fees Related to Owning the Contract
-----------------------------------------------------------------------------------------------------------------------------------
                Charge                    When Charge Is Deducted                           Amount Deducted
                                                                     --------------------------------------------------------------
                                                                        Maximum Guaranteed               Current Charge
                                                                              Charge
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge v             On the contract date and on   $0.001695 up to $83.33   $0.000274 up to $83.33 per
                                       every monthly anniversary.    per $1,000 of net        $1,000 of net amount at risk per
    Minimum and Maximum                                              amount at risk vi per    month.
                                                                     month.
-----------------------------------------------------------------------------------------------------------------------------------
    Charges for a male insured issue   On the contract date and on   $0.000432 per $1,000     $0.000067 per $1,000 of net
    age 40 combined with a female      every monthly anniversary.    of net amount at risk    amount at risk per month.
    inusred issue age 40 with both                                   per month.
    insureds in the nonsmoker
    premium class in the first
    contract year.
-----------------------------------------------------------------------------------------------------------------------------------
Expense Charges
-----------------------------------------------------------------------------------------------------------------------------------
Per $1,000                             On the contract date and on   $0.065 to $0.792 per     $0.065 to $0.792 per month per
                                       every monthly anniversary     month per $1,000 of      $1,000 of total coverage vii for
                                                                     total coverage vii for   contract years 1-10.
                                                                     contract years 1-10
-----------------------------------------------------------------------------------------------------------------------------------
Per Contract                           On the contract date and on   $10 per month in all     $10 per month in contract years
                                       every monthly anniversary     contract years           1-10 and $5 per month in contract
                                                                                              years thereafter.
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk             On each day the contract      Annual rate of 0.50% of  Annual rate of 0.50% of the
Charge                                 remains in force.             the contract separate    contract separate account assets
                                                                     account assets in years  in years 1-10 and 0.25% in all
                                                                     1-10 and 0.25% in all    contract years thereafter.
                                                                     contract years
                                                                     thereafter.
-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges vii
-----------------------------------------------------------------------------------------------------------------------------------
Additional 4-Year Survivor Rider:      On rider contract date and    $0.02 up to $0.10 per    $0.02 up to $0.10 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of additional 4-Year
    Minimum and Maximum                thereafter.                   additional 4-Year        survivor benefit selected.
                                                                     survivor benefit
                                                                     selected.
-----------------------------------------------------------------------------------------------------------------------------------
    Charge for a male insured issue    On rider contract date and    $0.02 per month per      $0.02 per month per $1,000 of
    age 40 with a female insured       each monthly anniversary      $1,000 of additional     additional 4-Year survivor benefit.
    issue age 40 both insureds in the  thereafter.                   4-Year survivor benefit.
    nonsmoker premium class in the
    first contract year following the
    rider contract date
-----------------------------------------------------------------------------------------------------------------------------------
Single Life Term Rider:                On rider contract date and    $0.05 up to $2.71 per    0.05 up to $2.71 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of Single Life Term Rider
    Minimum and Maximum                thereafter.                   Single Life Term Rider   death benefit.
                                                                     death benefit.
-----------------------------------------------------------------------------------------------------------------------------------
    Charge for a male insured          On rider contract date and    $0.10 per month per      $0.10 per month per $1,000 of
    attained age 40 in the nonsmoker   each monthly anniversary      $1,000 of Additional     Additional Single Life Term Rider
    premium class.                     thereafter.                   Single Life Term Rider   death benefit.
                                                                     death benefit.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Rider:        On rider contract date and    $0.06 per month per      $0.06 per month per $1,000 of
                                       each monthly anniversary      $1,000 of death benefit  death benefit selected on the base
                                       thereafter.                   selected on the base     insureds and on any single life
                                                                     insureds and on any      term rider.
                                                                     single life term rider.
-----------------------------------------------------------------------------------------------------------------------------------
Additional Survivor Term Rider         On rider contract date and    $0.001695 up to $83.33   $0.001695 up to $83.33 per
                                       each monthly anniversary      per $1,000 of net        $1,000 of net amount at risk per
                                       thereafter.                   amount at risk per       month.
                                                                     month.
-----------------------------------------------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:


-------------------------------------------------------------------------

                                                      Minimum       Maximum

-------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses
(expenses that are deducted from portfolio assets,            -
including management fees, distribution or                    -
service fees (12b-1 fees), and other expenses)

-------------------------------------------------------------------------

i The surrender charge varies based upon the sex, issue age, and rating class of the insured persons on the issue date. The surrender charges shown in the table may not be representative of the charges that You will pay. Your contract's data page will indicate the surrender charge applicable to your contract. For more detailed information concerning your surrender charges, please contact our Executive Office.

ii These charges decrease gradually in contract years 2 through 15 to $0.00 for contract years 16 and thereafter. An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained ages and rating classes of the two insureds at the time the face amount increase becomes effective.

iii The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest we credit to the amount in your loan account (which is guaranteed to be greater than or equal to 3.50% annually).

iv While a contract loan is outstanding, loan interest is charged in arrears on each contract anniversary or, if earlier, on the date of loan repayment, contract lapse, surrender, contract termination, or the insured's death. The "earnings" are equal to the contract fund less the premiums paid.

v The cost of insurance rate varies based upon the sex, attained age, and rating class of the insured persons at the time of the charge. The cost of insurance charges shown in the table may not be representative of the charges that You will pay. Your contract's data page will indicate the cost of insurance charge applicable to your contract. For more detailed information concerning your cost of insurance charges, please contact our Executive office.

vi As of any monthly anniversary, the net amount at risk is the Death Benefit less the contract fund (after all deductions for that monthly anniversary, except the cost of insurance charge).

vii The total coverage is obtained by adding the specified face amount of insurance to the death benefit provided by the Additional 4-Year Survivor Insurance, if any.

viiiCharges for these riders may vary based on the contract duration, issue or attained age, sex, risk class of either one or both of the insureds, and the rider benefit amount. Charges based on attained age may increase as the insured(s) ages. The rider charges shown in the table may not be typical of the charges You will pay. Your contract's specification page will indicate the rider charges applicable to Your contract, and more detailed information concerning these rider charges is available upon request from Our Executive office.

These fees and expenses are paid out of the assets of the portfolio companies. A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company's prospectus. You can obtain a current copy of the portfolio companies' prospectuses by calling or writing to Us at:
                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                                  800-272-1642

SUMMARY OF SUVIVORSHIP VARIABLE LIFE
Death Benefit Options

Survivorship Variable Life provides life insurance on the insured person. If the contract is in force We will pay a death benefit when the insured person dies. You can choose between two death benefit options:

o Option 1: death benefit equals the face amount ("Specified Amount") of the insurance contract. This is sometimes called a "level" death benefit.

o Option 2: death benefit equals the face amount plus the contract fund. This is sometimes called a "variable" death benefit.

The death benefit may be even greater in some circumstances. See "Death Benefit" on page 24.

We deduct any contract debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

Whether Your contract lapses or remains in force can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, during the minimum premium period, You can keep Your contract in force by paying a certain amount of premiums.

The minimum face amount is $200,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within limits.

Flexible Premium Payments
You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue based on the equal age (See Appendix A on page 71 for how We determine equal age). We are not required to accept a premium payment of less than $50.00; however under current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00.

You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain in force. Additional premiums may be required to keep Your contract from lapsing. You need not pay premiums according to the planned schedule. Whether Your contract lapses or remains in force can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays in force during the minimum premium period by paying premiums at least equal to the accumulated minimum premium amounts. See "Flexible Premium Payments" on page 30.

INVESTMENT CHOICES

You may allocate Your contract fund to up to ten of the following investment divisions:

1. Fidelity's Variable Insurance Products Fund (VIP) Money Market Portfolio
2. Fidelity's Variable Insurance Products Fund (VIP) High Income Portfolio
3. Fidelity's Variable Insurance Products Fund (VIP) Equity-Income Portfolio
4. Fidelity's Variable Insurance Products Fund (VIP) Growth Portfolio
5. Fidelity's Variable Insurance Products Fund (VIP) Overseas Portfolio
6. Fidelity's Variable Insurance Products Fund (VIP) MidCap Portfolio
7. Fidelity's Variable Insurance Products Fund (VIP) Asset Manager Portfolio
8. Fidelity's Variable Insurance Products Fund (VIP) Investment Grade
   Bond Portfolio
9. Fidelity's Variable Insurance Products Fund (VIP) Contrafund(R)Portfolio 10.Fidelity's Variable Insurance Products Fund (VIP) Asset Manager:
   Growth Portfolio
11.Fidelity's Variable Insurance Products Fund (VIP) Index 500 Portfolio 12.Fidelity's Variable Insurance Products Fund (VIP) Growth & Income Portfolio 13.Fidelity's Variable Insurance Products Fund (VIP) Balanced Portfolio 14.Fidelity's Variable Insurance Products Fund (VIP) Growth Opportunities
   Portfolio
15.American Century VP Capital Appreciation Portfolio
16.American Century VP Value Portfolio
17.American Century VP Balanced Portfolio
18.American Century VP International Portfolio
19.American Century VP Income & Growth Portfolio
20.MFS VIT Emerging Growth Series
21.MFS VIT Research Series
22.MFS VIT Investors Trust Series
23.MFS VIT New Discovery Series
24.Lord Abbett VC Growth & Income Portfolio
25.Lord Abbett VC Mid-Cap Value Portfolio
26.Lord Abbett VC International Portfolio
27.Alger American Small Capitalization Portfolio
28.Alger American MidCap Growth Portfolio
29.Alger American Growth Portfolio
30.Alger American Leveraged AllCap Portfolio
31.Van Eck Worldwide Hard Assets Fund
32.LEVCO Equity Value Fund
33.INVESCO VIF-Financial Services Fund
34.INVESCO VIF-Health Sciences Fund

You bear the complete investment risk for all amounts allocated to any of these investment divisions. For more information, see "The Funds" on page 33. You may also allocate Your contract fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the "THE GENERAL ACCOUNT" on page 43.

YOUR CONTRACT FUND

Your contract fund begins with Your first premium payment. From Your premium We deduct a sales charge, a premium tax, a federal tax and any service charges as described in the "Deductions From Your Premiums" section on page 44. The balance of the premium is Your beginning contract fund.

Your contract fund reflects:

o    the amount and frequency of premium payments,

o monthly deductions for the cost of insurance, additional benefits, and other charges,

o    the investment performance of Your chosen investment divisions,

o    interest earned on amounts allocated to the General Account,

o    loans, and

o    partial withdrawals.

There is no guaranteed contract fund for amounts allocated to the investment divisions. See "The Contract Fund" on page 37.

Transfers

You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a contract year. There are other limitations on transfers to and from the General Account. See "Transfers Of Contract Fund" on page 39. Transfer requests received at our Executive Office before 3:00 p.m. Central Time will take effect on the same day if that day is a business day. Otherwise, the transfer request will take effect on the business day following the day We receive Your request. Transfers are effected at unit values determined at the close of business on the day the transfer takes effect.

Contract Loans

You may borrow up to 92% of Your cash surrender value (the contract fund less the surrender charge). Your contract will be the sole security for the loan. Contract loan interest accrues daily at an annually adjusted rate. See "Contract Loans" on page 41. Contract loan interest is not tax deductible on contracts owned by an individual. There may be federal tax consequences for taking a contract loan. See "Tax Effects" on page 48.

Withdrawing Money

You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make is 50% of the net cash surrender value. The net cash surrender value is the cash surrender value (Your contract fund minus any surrender charge) minus any outstanding loan and loan interest due. Withdrawals are subject to other requirements. If You make more than one withdrawal in a contract year, then We deduct a service charge (no more than $25 for each additional withdrawal). See "Withdrawing Money From Your Contract Fund" on page 42. Withdrawals and surrenders may have negative tax effects. See "Tax Effects" on page 48. Withdrawal requests received before 3:00 p.m. Central Time will take effect on the same day if that day is a business day. Otherwise, the withdrawal request will take effect on the business day following the day We receive Your request at our Executive Office. Withdrawals are affected at unit values determined at the close of business on the day the withdrawal takes effect.

Surrendering Your Contract

You can surrender Your contract for cash and then We will pay You the net cash surrender value. A surrender charge may be deducted, and taxes and a tax penalty may apply. See "Surrendering Your Contract" on page 43.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a 2.25% sales charge from each premium payment. This charge partially reimburses Us for the selling and distribution costs of this contract. We also charge a 2.25% state premium tax on each premium payment and 1.50% for Federal taxes. We may decrease or increase these charges depending on Our taxes. We may vary the premium tax by state. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46(cent) (forty-six cent) service charge from each premium payment. See "Deductions From Your Premiums" on page 44.

Deductions From Your Contract Fund

We deduct certain amounts from Your contract fund each month.

These are:

o a contract charge of $10.00 (currently, We plan to reduce this charge to $5.00 after the 10th contract year).

o an expense charge that is based upon each insured person's issue age, sex, risk class, and the face amount of insurance under Your contract

o a cost of insurance charge. The amount of this charge is based on each insured persons' issue age, sex, risk class, the contract duration, and the face amount of insurance under Your contract; and

o    charges for additional benefits.

In addition, We deduct fees when You make:

o a partial withdrawal of net cash surrender value more than once in a contract year or

o more than twelve transfers a year between investment divisions. (We currently waive this charge).

See "Withdrawing Money From Your Contract Fund" on page 42.

We also deduct a daily charge at an annual rate of 0.50% of the assets in every investment division. This rate will decrease to 0.25% after the 10th contract year. This charge is for certain mortality and expense risks.

Surrender Charges

We deduct a surrender charge only if You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period (this period is the earlier of 15 years or the attained Equal Age of 95). If You keep this contract in force for the surrender charge period, then You will not incur a surrender charge.

The surrender charge varies by the equal age (Appendix A describes how the equal age of a contract is determined) of the contract as determined at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your contract and gradually decreases to $0.00 after the end of the surrender charge period (earlier of 15 years or the attained equal age of 95). The amount of the surrender charge in the first year is, for example, $5.20 per $1,000 of face amount for equal age 33 but it is $49.00 per $1,000 for equal age
85. The maximum first year surrender charge for all contracts, per $1,000 of face amount, occurs at equal age 85. The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your contract form, for the appropriate contract year, times the appropriate face amount of insurance and dividing by 1,000. If You change Your face amount of insurance after Your contract is issued, the face amount used in the surrender charge calculation is the highest face amount which exists during the life of Your contract. See "Surrender Charge" on page 47 for samples of the per $1,000 of face amount charge for various equal ages.


ADDITIONAL INFORMATION ABOUT THE CONTRACTS

Your Right To Examine This Contract

For a limited time as specified in Your contract, You have a right to examine and cancel the contract. See "Your Right To Examine The Contract" on page 52.

Your Contract Can Lapse

Your contract remains in force if the net cash surrender value can pay the monthly charges. In addition, during the minimum premium period, Your contract will remain in force as long as You meet the applicable minimum premium requirements. However, the contract can lapse (1) during the minimum premium period if you do not meet the minimum premium requirement and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly charges (subject to the grace period). The net cash surrender value is the contract fund minus any surrender charges minus any contract debt. See "Your Contract Can Lapse" on page 52.


Correspondence and Inquiries

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Executive Office:

            Midland National Life Insurance Company
                       One Midland Plaza
                Sioux Falls, South Dakota 57193

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract Owner by name, social security number, date of birth of the Owner or the Insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine. We may record all telephone requests. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make your correspondence and transaction request in writing. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear those risks.


State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free "Section 1035" Exchanges

You can generally exchange one life insurance contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both contracts carefully. Remember that if You exchange another contract for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).


DETAILED INFORMATION ABOUT SURVIVORSHIP VARIABLE UNIVERSAL LIFE


INSURANCE FEATURES


This prospectus describes Our Survivorship Variable Universal Life contract. There may be contractual variances because of requirements of the state where Your contract is issued.


How the Contracts Differ From Whole Life Insurance


Survivorship Variable Universal Life (SVUL) provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. SVUL differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, SVUL has two types of death benefit options. You may switch back and forth between these options. Survivorship Variable Universal Life also allows You to change the face amount without purchasing a new insurance contract. However, evidence of insurability may be required.

SVUL is called `last survivor' or `survivorship' because no death benefit is paid until the last, `surviving' insured dies. No death benefit is paid and no adjustment will be made when just one insured dies.

Finally, SVUL is "variable" because the contract fund and other benefits will vary up or down, depending on the investment performance of the portfolios You select. You bear the risk of poor performance, but You get the benefit of good performance.

Application for Insurance


To apply for a contract You must submit a completed application on both insureds. We decide whether to issue a contract based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a contract, then We will return the premiums paid plus interest credited. The maximum individual issue age is 85 and the minimum individual issue age is 20. The maximum Equal Age is 85 and the minimum Equal Age is 20. The Equal Age of the contract is a single age which is derived from the two individual ages, substandard ratings, risk classes and sexes of the two insureds on the contract. We will determine the Equal Age for each contract as shown in Appendix A.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when your premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract fund. To obtain more information about these other contracts, contact Our Executive Office.

Death Benefit

Death Benefit Options: We pay the death benefit to the beneficiary after the last surviving insured dies (outstanding indebtedness will be deducted from the proceeds). As the owner, You may choose between two death benefit options:

o Option 1 provides a benefit that equals the face amount of the contract. This "level" death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the death benefit under option 1 is level or fixed at the face amount.

o Option 2 provides a benefit that equals the face amount of the contract plus the contract fund on the day the insured person dies. This "variable" death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under option 2, the value of the death benefit fluctuates with Your contract fund.

Under both options, federal tax law may require a greater benefit. This benefit is a percentage multiple of Your contract fund. The percentage declines as the insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your contract fund on the day the insured dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the insured's death. A table of corridor percentages and some examples of how they work, are in the Statement of Additional Information which is available free upon request (see back cover).

Under either option, the length of time Your contract remains in force depends on the net cash surrender value of Your contract and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your contract fund. In addition, during the no lapse guarantee period, Your contract remains in force if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums for all of the contract months since the contract was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your contract fund. Therefore, the returns from these investment options can affect the length of time Your contract remains in force.

The minimum initial face amount is $200.000.


Notice and Proof of Death

We require satisfactory proof of both insured's death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

You should notify Us of the first insured's death as soon as possible after it occurs. You should submit proof of death at that time, because it will probably be easier to obtain proof of death shortly after it occurs instead of possibly years later. This will help avoid delay in making payment after the survivor's death, and it may affect an additional benefit provided by rider.

Payment of Death Benefits

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account", for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Maturity Benefit


If at least one insured person is still living on the maturity date, We will pay You the contract fund minus any outstanding loans. The contract will then end. The maturity date is the contract anniversary after the younger insured person's 100th birthday. Your contract contains an Extended Maturity option. You may extend the maturity date (this may have tax consequences). See "Extended Maturity Option" on page 32.

Changes In Survivorship Variable Universal Life

Survivorship Variable Universal Life gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a contract's insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the contract fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your contract fund.


A partial withdrawal reduces the contract fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the contract fund. Under death benefit option 1, reducing the contract fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the contract fund decreases the death benefit while leaving the amount at risk unchanged.

Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your contract by sending a written request to Our Executive Office. You can only change the face amount twice each contract year. All changes are subject to Our approval and to the following conditions:

For increases:

o    Increases in the face amount must be at least $50,000.

o To increase the face amount, You must provide satisfactory evidence of insurability for both insureds. If either insured person has become a more expensive risk, then We charge higher cost of insurance charges for the additional amounts of insurance (We may change this procedure in the future).

o Monthly cost of insurance deductions from Your contract fund will increase. There will also be a surrender charge increase and a minimum premium increase. These begin on the date the face amount increase takes effect.

o The right to examine this contract does not apply to face amount increases. (It only applies when You first buy the contract).

For decreases:
o You cannot reduce the face amount below the minimum We require to issue this contract at the time of the reduction.

o    Monthly cost of insurance deductions from Your contract fund will decrease.

o    The federal tax law may limit a decrease in the face amount.

o If You request a face amount decrease after You have already increased for the face amount at substandard (i.e., higher) cost of insurance charges, and the original face amount was at standard risk charges then We will first decrease the face amount that is at substandard higher risk charges. We may change this procedure.

Changing the face amount of insurance may have tax consequences. You should consult a tax advisor before changing the face amount of insurance.

Changing Your Death Benefit Option

You may change Your death benefit option by sending a written request to Our Executive Office. (However, as noted above, You cannot change Your corridor percentage table.) We require satisfactory evidence of insurability (for both insureds) to change the death benefit option.

If You change from option 1 to option 2, the face amount decreases the amount of contract fund on the date of the change. This keeps the death benefit and amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum We require to issue this contract at the time of the reduction.

If You change from option 2 to option 1, then the face amount increases by the amount of Your contract fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance charges are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before changing the death benefit option.

When Contract Changes Go Into Effect


Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your contract. We may also ask You to return Your contract to Us at Our Executive Office so that We can make a change. We will notify You if We do not approve a change You request. For example, We might not approve a change that would disqualify Your contract as life insurance for income tax purposes.

Contract changes may have negative tax consequences. See "Tax Effects" on page
58. You should consult a tax advisor before making any change.


Flexible Premium Payments

You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your contract information page will show a "planned" periodic premium. You determine the planned premiums when You apply and can change them at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. The planned premiums may not be enough to keep Your contract in force.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

o    the ages, sexes and rating classes of the insured persons,

o    the initial face amount of the contract, and

o    any additional benefits selected.

All premium payments should be payable to "Midland". After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by pre-authorized check. Amounts made by pre-authorized check can be as low as $30.

Payment of the planned premiums does not guarantee that Your contract will stay in force.

Additional premium payments may be necessary. The planned premiums increase when the face amount of insurance increases.

If You send Us a premium payment that would cause Your contract to cease to qualify as life insurance under Federal tax law, We will notify You and return that portion of the premium that would cause the disqualification. (Remember that the net cash surrender value is the contract fund minus any surrender charges minus any outstanding contract debt.)

Premium Provisions During The Minimum Premium Period. During the minimum premium period, You can keep Your contract in force by meeting a minimum premium requirement. The minimum premium period lasts until the 5th contract anniversary. A monthly minimum premium is shown on Your contract information page. (This is not the same as the planned premiums). The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, is more than the sum of the monthly minimum premiums required to that date. The minimum premium increases when the face amount increases.

During the minimum premium period, Your contract will enter a grace period and lapse if:

o the net cash surrender value cannot cover the monthly deductions from Your contract fund; and

o the premiums You have paid, less Your loans and withdrawals, are less than the total monthly minimum premiums required to that date.

This contract lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The Minimum Premium Period. After the minimum premium period, Your contract will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your contract fund. Paying Your planned premiums may not be sufficient to maintain Your contract because of investment performance, charges and deductions, contract changes or other factors. Therefore, additional premiums may be necessary to keep Your contract in force.

Allocation of Premiums


Each net premium will be allocated to the investment divisions or to Our General Account on the day We receive it (except that any premium received before the record date, which is the date We issue the contract, will not be allocated or invested until the record date). The net premium is the premium minus a sales charge, a state premium tax charge, a federal tax charge and a service charge (the service charge is deducted only if You are on a Civil Service Allotment Premium Mode). Each net premium is put into Your contract fund according to Your instructions. Your contract application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your contract fund to more than 10 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See "THE GENERAL ACCOUNT" on page 43. Any premium received before the record date will be held and earn interest in the General Account until the day after the record date. When this period ends Your instructions will dictate how We allocate it.


Additional Benefits

You may include additional benefits in Your contract. Certain benefits result in an additional monthly deduction from Your contract fund. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so. The following briefly summarizes the additional benefits that are currently available:

1. Death Benefit Guarantee to Maturity: With this benefit, the contract is guaranteed to remain in force until the maturity date if a sufficient premium is paid. The premium required to provide this guarantee is substantially higher than the minimum premium.

2. Additional Four-Year Survivor Insurance: This benefit provides an additional death benefit if both insureds die during the first 4 years the contract is in force.

3. Single Life Insurance: With this benefit, an additional death benefit will be paid upon the death of the selected insured. The selected insured is the individual named in the application for the Single Life Insurance coverage.

4. Additional Survivor Insurance. This benefit may provide an additional death benefit if the survivor dies while this benefit is in force. The amount of insurance provided by this rider will decrease when the base contract to which it is attached has a death benefit increase due to the application of the corridor factors. The amount of insurance provided by this rider may eventually decrease to $0 depending on the increase provided by the base contract and the application of the corridor factors. See the rider contract for specific details. The Extended Maturity Option (described below) is not available for this benefit. However, the monthly expense charge does not apply with respect to this additional insurance.

Contract Split Option


This feature allows the contract to be split into two individual contracts if both insureds submit satisfactory evidence of insurability. There is no charge for this option. The death benefit for each individual contract may be for any amount as long as the total death benefit under both new contracts does not exceed the death benefit under the Survivorship Variable Universal Life. The surrender charge for the existing Survivorship Variable Universal Life Contact is waived at the time the contract split option is exercised. The surrender charge for the existing Survivorship Variable Universal Life Contact is waived at the time the contract split is exercised. Any contract fund and loan value will be split in the same proportion as the death benefit. The individual contracts issued during the exercise of the contract split will be two new non-variable individual contracts with each one subject to that particular contract's expense and surrender charge amounts and time periods. All of the contract provisions of the two new non-variable individual contracts, including the surrender charge period, will begin anew just as if You had purchased a new contract. The tax consequences associated with the contract split option are unclear. See "Tax Effects" on page 58.


Extended Maturity Option

This option allows the maturity date to be extended indefinitely, or as long as allowed by the Internal Revenue Service. If at least one insured is alive on the maturity date and this contract is still in force, this option may be elected. In order to elect this option, all of the cash value must be transferred to either the General Account or the Money Market Investment Division and the death benefit option must be elected as Option 1. Once Your contract is extended beyond the Maturity Date, there will be no further monthly deductions and We will only allow transfers to the General Account or the Money Market Investment Division. Furthermore, We will not allow any of the following to occur:

o    Increase in the Specified Amount of Insurance

o    Changes in the Death Benefit Options

o    Contract Loans

o    Premium Payments

Extending the Maturity Date may have tax consequences.

The Extended Maturity Option is only available to the base contract and is not available for the sum insured under the Additional Survivor Insurance Benefit.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to ten (at any one time) of the thirty-four investment divisions of Our Separate Account.

The Funds


Each of the 34 portfolios available under the contract is a "series" of its investment company.


The Funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the Funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.

Midland may from time to time receive revenue from the Funds and/or from their managers. The amounts of the revenue, if any, may be substantial, may vary between Funds and portfolios and may be based on the amount of Midland's investments in the Funds. Currently these revenues range for 0.10% to 0.25% of Midland's investment in the funds.

Investment Policies Of The Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

------------------------------------------------------- -----------------------------------------------------------------

Portfolio                                               Investment Objective

------------------------------------------------------- -----------------------------------------------------------------

Fidelity's Variable Insurance Products Funds
Initial Class

-------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                              Seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S.
                                                        dollar-denominated money market securities
------------------------------------------------------- -----------------------------------------------------------------
VIP High Income Portfolio                               Seeks a high level of current income by investing primarily in income-producing debt securities while also considering growth of capital.  Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace.
------------------------------------------------------- -----------------------------------------------------------------
VIP Equity-Income Portfolio                             Seeks reasonable income by investing primarily in
                                                        income-producing equity securities.  In choosing these
                                                        securities, the investment manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities
                                                        comprising the Standard & Poor's Composite Index of 500 stocks.
------------------------------------------------------- -----------------------------------------------------------------
VIP Growth Portfolio                                    Seeks capital appreciation by investing in common stocks.  The adviser invests the fund's assets in companies the adviser believes have above-average growth potential.
------------------------------------------------------- -----------------------------------------------------------------
VIP Mid Cap Portfolio                                   Seeks long-term growth of capital.
------------------------------------------------------- -----------------------------------------------------------------
VIP Overseas Portfolio                                  Seeks long-term growth of capital, primarily through
                                                        investments in foreign securities.
------------------------------------------------------- -----------------------------------------------------------------
VIP Asset Manager Portfolio                             Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.
------------------------------------------------------- -----------------------------------------------------------------
VIP Investment Grade Bond Portfolio                     Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S.
                                                        dollar-denominated investment-grade bonds.
------------------------------------------------------- -----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Seeks to achieve capital appreciation over the long term by investing in common stocks and securities of companies whose value the manager believes is not fully recognized by the
                                                        public.
------------------------------------------------------- -----------------------------------------------------------------
VIP Asset Manager: Growth Portfolio                     Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
------------------------------------------------------- -----------------------------------------------------------------
VIP Index 500 Portfolio                                 Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United
                                                        States by duplicating the composition and total return of the
                                                        Standard & Poor's Composite Index of 500 Stocks.
------------------------------------------------------- -----------------------------------------------------------------
VIP Growth & Income Portfolio                           Seeks high total return, combining current income and capital appreciation.  Invests mainly in stocks that pay current
                                                        dividends and show potential for capital appreciation.
------------------------------------------------------- -----------------------------------------------------------------
VIP Balanced Portfolio                                  Seeks both income and growth of capital.  When the investment manager's outlook is  neutral, it will invest approximately 60%
                                                        of the fund's assets in equity securities and will always
                                                        invest at least 25% of the fund's assets in fixed-income senior securities.
------------------------------------------------------- -----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Seeks capital growth by investing primarily in common stocks.
                                                        Although the fund invests primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
-------------------------------------------------------------------------------------------------------------------------

American Century Variable Products
Class I

------------------------------------------------------- -----------------------------------------------------------------
American Century VP Capital Appreciation Portfolio      Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.
------------------------------------------------------- -----------------------------------------------------------------
American Century VP Value Portfolio                     Seeks long-term capital growth with income as a secondary
                                                        objective.  Invests primarily in equity securities of
                                                        well-established companies that management believes to be
                                                        under-valued.
------------------------------------------------------- -----------------------------------------------------------------
American Century VP Balanced Portfolio                  Seeks capital growth and current income.  Invests approximately
                                                        60 percent of its assets in common stocks that management
                                                        considers to have better than average potential for
                                                        appreciation and the rest in fixed income securities.
------------------------------------------------------- -----------------------------------------------------------------
American Century VP International Portfolio             Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.
------------------------------------------------------- -----------------------------------------------------------------

American Century VP Income & Growth Portfolio           Seeks capital growth with income as a secondary objective.
                                                        The Portfolio will seek to achieve its investment objective by investing in common stocks.

-------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Initial Class

------------------------------------------------------- -----------------------------------------------------------------
MFS VIT Emerging Growth Series                          Seeks to provide long-term growth of capital.
------------------------------------------------------- -----------------------------------------------------------------
MFS VIT Research Series                                 Seeks to provide long-term growth of capital and future income.
------------------------------------------------------- -----------------------------------------------------------------
MFS Investors Trust Series                              Seeks mainly to provide reasonable long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------- -----------------------------------------------------------------
MFS VIT New Discovery Series                            Seeks capital appreciation.
------------------------------------------------------- -----------------------------------------------------------------

Lord Abbett Series Fund, Inc.
VC Class

-------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Growth and Income Portfolio              Seeks long-term growth of capital and income without excessive fluctuation in market value.
------------------------------------------------------- -----------------------------------------------------------------
Lord Abbett VC Mid-Cap Value Portfolio                  Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.
------------------------------------------------------- -----------------------------------------------------------------
Lord Abbett VC International Portfolio                  Seeks long-term capital appreciation.  Invests primarily in equity securities on non-U.S. issuers.
------------------------------------------------------- -----------------------------------------------------------------

Alger American Fund
O Class

------------------------------------------------------- -----------------------------------------------------------------
Alger American Small Capitalization Portfolio           Seeks long-term capital appreciation.  It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small
                                                        capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P
                                                        SmallCap 600 Index.
------------------------------------------------------- -----------------------------------------------------------------
Alger American MidCap Growth Portfolio                  Seeks long-term capital appreciation.  It focuses on midsize companies with promising growth potential.  Under normal
                                                        circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
------------------------------------------------------- -----------------------------------------------------------------
Alger American Growth Portfolio                         Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or
                                                        greater.
------------------------------------------------------- -----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Seeks long-term capital appreciation.  Under normal
                                                        circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional
                                                        securities.  By borrowing money, the portfolio has the
                                                        potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
-------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

------------------------------------------------------- -----------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                      Seeks long-term capital appreciation by investing primarily in
                                                        "hard asset securities."  Income is a secondary consideration.
                                                        Hard asset securities are the stocks, bonds, and other
                                                        securities of companies that derive at least 50% of gross
                                                        revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real
                                                        estate, and commodities.
-------------------------------------------------------------------------------------------------------------------------

LEVCO Series Trust

------------------------------------------------------- -----------------------------------------------------------------

LEVCO Equity Value Fund                                 Seeks long-term growth of capital by normally investing at least 80% of its total assets in common stocks and other
                                                        securities having equity characteristics, in issuers with
                                                        market capitalization of greater than $2 billion.

-------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds Inc.

------------------------------------------------------- -----------------------------------------------------------------

INVESCO VIF-Financial Services Fund                     Seeks capital growth.  The Fund normally invests at least 80%
                                                        of its net assets in equity securities and equity-related
                                                        instruments of companies involved in the financial services sector.

------------------------------------------------------- -----------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                        Seeks capital growth.  The Fund normally invests at least 80%
                                                        of its net assets in equity securities and equity-related
                                                        instruments of companies develop, produce, or distribute
                                                        products or services related to health care.

------------------------------------------------------- -----------------------------------------------------------------

Fidelity Management & Research Company manages the VIP portfolios. American Century Investment Management, Inc. manages the American Century VP Portfolios. MFS(R)Services Company manages the MFS Variable Insurance Trusts. Lord Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. Fred Alger Management, Inc. manages the Alger American Fund. Van Eck Global manages the Van Eck Worldwide Insurance Trust. John A. Levin & Co., Inc. manages the LEVCO Series Trust. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.

The Fund portfolios available under these contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the Funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.

You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by calling or writing to Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                                  800-272-1642

Charges In The Funds

The funds charge for managing investments and providing services. Each portfolio's charges vary.

The VIP Portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company's mutual funds. In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity Portfolios are based on the Initial Class. See the VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The other Funds have annual management fees that are based on the monthly average of the net assets in each of the portfolios. See the prospectuses for details.


USING YOUR CONTRACT FUND

The Contract Fund


Your contract fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract fund reflects various charges. See "DEDUCTIONS AND CHARGES" on page 44. Monthly deductions are made on the contract date and on first day of each contract month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your contract fund begins with Your first premium payment. From Your premium We deduct a premium charge and the first monthly deduction (and any per premium expenses) as described in the "Deductions From Your Premiums" section on page
44. The balance of the premium is Your beginning contract fund.

Your contract fund reflects:

o    the amount and frequency of premium payments,

o deductions for the cost of insurance, additional benefits and other charges,

o    the investment performance of Your chosen investment divisions,

o    interest earned on amounts allocated to the General Account,

o    loans, and

o    partial withdrawals.


We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract fund for amounts allocated to the investment divisions of Our Separate Account. An investment division's performance will cause Your contract fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account

Amounts allocated or transferred to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals or transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value

We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the Funds. They reflect investment income, the portfolio's realized and unrealized capital gains and losses, the Funds' expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are contract transactions in Our Separate Account associated with these contracts. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

o We take the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the Fund.

o We add any dividends or capital gains distributions paid by the portfolio that day.

o We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

o We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .0013733%, which is an effective annual rate of 0.50%. We will reduce this charge to 0.25% after the 10th contract year.

o We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Contract Fund Transactions

The transactions described below may have different effects on Your contract fund, death benefit, face amount or cost of insurance charges. You should consider the net effects before making any contract fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your contract fund allocated to more than 10 investment divisions.

Transfers Of Contract Fund


You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of contract fund, write to Our Executive Office. You may make an unlimited number of free transfers of contract fund in each contract year. But We reserve the right to assess a $25 charge after the 12th transfer in a contract year. If We charge You for making a transfer, then We will allocate the charge as described under "How Contract Fund Charges Are Allocated" on page 47. Although a single transfer request may include multiple transfers, it will be considered a single transfer for fee purposes.

The total amount that can be transferred from the General Account to the Separate Account, in any contract year, cannot exceed the larger of:

o 25% of the unloaned amount in the General Account at the beginning of the contract year, or

o    $25,000. (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program that occurs over a time period of 12 or more months.

Transfer requests received before 3:00 p.m. (Central Time) will take effect on the same day if that day is a business day. Otherwise, the transfer request will take effect on the business day following the day We receive Your request at Our Executive Office. Transfers are effected at unit values determined at the close of business on the day the transfer takes effect. The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.

Market Timing and Excessive Trading Limits

The contracts are first and foremost life insurance policies.
They are designed for long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying portfolio and harmful to other contract owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in Our judgment, it has the potential to adversely affect an underlying portfolio or other contract owners or if any underlying portfolio objects to or would reject Our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular contract owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other owners.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA election will specify:

o    The DCA source account from which DCA transfers will be made,

o That any money received with the form is to be placed into the DCA source account,

o The total monthly amount to be transferred to the other investment divisions, and

o    How that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the 2nd contract month. If it is requested after issue, then DCA will start at the beginning of the 1st contract month which occurs at least 30 days after the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months will be included in counting the number of transfers of contract fund. While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Portfolio Rebalancing

The Portfolio Rebalancing Option allows contract owners, who are not participating in a Dollar Cost Averaging program, to have Us automatically reset the percentage of contract fund allocated to each investment division to a pre-set level. For example, You may wish to specify that 30% of Your contract fund be allocated to the VIP Growth Investment Division, 40% in the VIP High Income Investment Division and 30% in the VIP Overseas Investment Division. Over time, the variations in the investment division's results will shift the percentage allocations of Your contract fund. If You elect this option, then at each contract anniversary, We will transfer amounts needed to "balance" the contract fund to the specified percentages selected by You.

Rebalancing is not available to amounts in the General Account. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total contract fund in up to at most 10 investment divisions. We reserve the right to end the Portfolio Rebalancing Option by sending You one month's notice. Contact Us at Our Executive Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of contract fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any contract year.

Contract Loans

You may borrow up to 92% of the cash surrender value using only Your contract as security for the loan. If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.

A loan taken from, or secured by, a contract may have federal income tax consequences. See "Tax Effects" on page 58.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under "How Contract Fund Charges Are Allocated" on page 47. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your contract fund in the General Account and each investment division. The amount of the loan allocated to the investment division will be transferred to the General Account by redeeming units from each investment division.

Interest Credited on Contract Loans: The portion of the General Account that is equal to the contract loan will be credited an annual interest rate that is always equal to or above 3.5%. Currently, We credit 3.5% on all contract loans.

Contract Loan Interest Charged: After the 10th contract year, We will offer zero cost loans. Zero cost loans are guaranteed to be available for the portion of the loan that is from earnings (the earnings are equal to the contract fund less premiums paid). After the 10th contract year, We guarantee that the annual interest rate We credit on the contract loan which is equal to the zero cost loans will always be equal to the annual rate of interest which We charge on zero cost loans.

We guarantee that the annual interest rate We charge on zero cost loans will always be equal to the annual interest rate We credit to preferred loans.

Currently, the annual interest rate We charge on standard loans is 4.75% and the annual interest rate We charge on zero cost loans is 3.5%. We guarantee that the rate charged on loans will not exceed 8% per year.

Interest is due on each contract anniversary. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your contract fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above.

Repaying The Loan. You may repay all or part of a contract loan while Your contract is in force. While You have a contract loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Contract Loan on Your Contract Fund. A loan against Your contract will have a permanent effect on Your contract fund and benefits, even if the loan is repaid. When You borrow on Your contract, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether that performance is better or worse than the annual interest We credit on the portion of the General Account securing the loan.

Your Contract May Lapse. Your loan may affect the amount of time that Your contract remains in force. For example, Your contract may lapse because the loan amount cannot be used to cover the monthly deductions that are taken from Your contract fund. If these deductions are more than the net cash surrender value of Your contract, then the contract's lapse provisions may apply. Since the contract permits loans up to 92% of the net cash surrender value less contract debt, loan repayments or additional premium payments may be required to keep the contract in force, especially if You borrow the maximum.

Withdrawing Money From Your Contract Fund

You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You will not incur a surrender charge on partial withdrawals. Partial withdrawals are subject to certain conditions. They must:

o    be at least $200,

o total no more than 50% of the net cash surrender value in any contract year,

o allow the death benefit to remain above the minimum for which We would issue the contract at that time, and

o allow the contract to still qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division. If You do not tell Us, then We will make the withdrawal as described in "Deductions and Charges - How Contract Fund Charges Are Allocated" on page
47. A withdrawal may have adverse tax consequences.

Requests received before 3:00 p.m. (Central Time) will take effect on the same day if that day is a business day. Otherwise, the request will take affect on the business day following the day We receive Your request. Unit values are determined at the close of business on the day the request takes effect.

Withdrawal Charges. When You make a partial withdrawal more than once in a contract year, a charge of $25 (or 2% of the amount withdrawn, whichever is less) will be deducted from Your contract fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges - How Contract Fund Charges Are Allocated" on page 47.

In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your contract fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have death benefit option 1, then We will also reduce the face amount of Your contract so that there will be no change in the net amount at risk. We will send You a new contract information page to reflect this change.

Depending on individual circumstances, a contract loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have tax consequences. See "Tax Effects" on page 58.

Surrendering Your Contract

You may surrender Your contract for its net cash surrender value while at least one of the insured persons is living. You do this by sending both a written request and the contract to Our Executive Office. The net cash surrender value equals the cash surrender value minus any loan outstanding (including loan interest). During the surrender charge period (earlier of 15 years or the attained equal age 95), the cash surrender value is the contract fund minus the surrender charge. After the surrender charge period, the cash surrender value equals the contract fund. We will compute the net cash surrender value as of the date We receive Your request and contract at Our Executive Office. All of Your insurance coverage will end on that date. A surrender may have adverse tax consequences.

THE GENERAL ACCOUNT

You may allocate all or some of Your contract fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

o    allocating net premium and loan payments,

o    transferring amounts from the investment divisions,

o    securing any contract loans, or

o    earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.5%. We may, at Our sole discretion, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declared.

You may request a transfer between the General Account and one or more of the investment divisions, within limits. See "Transfers Of Contract Fund" on page 39.

The General Account may not be available in all states. Your state of issue will determine if the General Account is available. Please reference Your contract to see if the General Account is available to You.

DEDUCTIONS AND CHARGES
Deductions From Your Premiums

We deduct a sales charge, a premium tax charge, and a federal tax charges from each premium. These three charges total 6% of each premium. In addition, in some cases We also deduct a service charge. The rest of each premium (called the net premium) is placed in Your contract fund.

Sales Charge. We deduct a 2.25% sales charge from each premium payment. This charge partially reimburses Us for the selling and distribution costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period. See "Surrender Charge" on page 47.)

Since the charge is a percentage of Your premium, the amount of the charge will vary with the amount of the premium.

Premium Tax Charge. Some states and other jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges. We deduct 2.25% of each premium for those tax charges. These tax rates currently range from 0.75% to 4%. We expect to pay an average of 2.25% in premium tax because of certain retaliatory provisions in the premium tax regulations. The percentage We deduct for premium taxes is an average of what We anticipate owing, and therefore, may exceed the actual rate imposed by Your state, and will be deducted even if Your state does not impose a premium tax. This is a tax to Midland so You cannot deduct it on Your income tax return. Since the charge is a percentage of Your premium, the amount of the charge will vary with the amount of the premium. We may increase this charge if Our premium tax expenses increase. We reserve the right to vary this charge by state. If We make such a change, then We will notify You.

Federal Tax Charge. A charge equal to 1.50% is deducted from each premium to pay applicable federal taxes. This is a tax to Midland so You cannot deduct it on Your income tax return. Since the charge is a percentage of Your premium, the amount of the charge will vary with the amount of the premium.

We reserve the right to change this charge to reflect any changes in the law. If We make such a change, then We will notify You.

Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account

Fees and charges allocated to the investment divisions reduce the amount in Your contract fund.

Mortality and Expense Risk Charge. We charge for assuming mortality and expense risks. We guarantee that monthly administrative and insurance deductions from Your contract fund will never be greater than the maximum amounts shown in Your contract. The mortality risk We assume is that insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected. The expense risk We assume is that the cost of issuing and administering contracts will be greater than We expected. We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.50% of the value of assets in the Separate Account attributable to Survivorship Variable Universal Life. We will reduce this charge to 0.25% after the 10th contract year. The investment divisions' accumulation unit values reflect this charge. See "Using Your Contract Fund - How We Determine The Accumulation Unit Value" on page 38. If the money We collect from this charge is not needed, then We profit. We expect to make money from this charge. To the extent sales expenses are not covered by the sales charge and surrender charge, Our General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.

Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deductions From Your Contract Fund

At the beginning of each contract month (including the contract date), the following four deductions are taken from Your contract fund.

1) Contract Charge: This charge is $10.00 per month (currently We plan to reduce this charge to $5.00 after the 10th contract year, but We reserve the right to keep it at $10 throughout the life of the contract). This charge covers the continuing costs of maintaining Your contract, such as premium billing and collections, claim processing, contract transactions, record keeping, communications with owners and other expense and overhead items.

2) Expense Charge: The expense charge is based on the face amount of insurance on Your contract and is only deducted during the first 10 contract years. This charge varies based on the Equal Age of the contract at the time of issue. This monthly charge ranges from $.065 for each $1,000 of face amount to $.782 for each $1,000 of face amount. This charge is stated in the Contract Specifications section of Your contract. This charge is used to recover certain sales expenses and distribution expenses. In addition, We expect to profit from this charge.

3) Charges for Additional Benefits: Monthly deductions are made for the cost of any additional benefits (riders). We may change these charges, but Your contract contains tables showing the guaranteed maximum rates for all of these insurance costs.

4) Cost of Insurance Charge: The cost of insurance charge is Our current monthly cost of insurance rate times the amount at risk at the beginning of the contract month. The amount at risk is the difference between Your death benefit and Your contract fund. If the current death benefit for the month is increased due to the requirements of Federal tax law, then Your amount at risk for the month will also increase. For this purpose, Your contract fund amount is determined before deduction of the cost of insurance charge, but after all of the other deductions due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk. We may profit from this charge.

The cost of insurance rate is based on the sex, issue age, duration, and rating class of each insured person at the time of the charge. (In Montana, there are no distinctions based on sex.) We place an insured person who is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. An insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your contract. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality Table.

If Survivorship Variable Universal Life is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habits. The reduced cost of insurance rates depend on such variables as the attained age and sex of the insured.

The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, an insured person must be age 20 or over and meet certain underwriting requirements.

Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of insured and will be based on changes in future expectations of investment earnings, mortality, the length of time contracts will remain in effect, expenses and taxes.

Transaction Charges

In addition to the deductions described above, we charge fees for certain contract transactions that you make:

o Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each contract year without a charge. There is an administrative charge of $25 (or 2 percent of the amount withdrawn, whichever is less), each time You make a partial withdrawal if more than one withdrawal is made during a contract year.

o Transfers. Currently, We do not charge when You make transfers of contract fund among investment divisions. We reserve the right to assess a $25 charge after the twelfth transfer in a contract year.

How Contract Fund Charges Are Allocated

Generally, deductions from Your contract fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deductions allocation percentages may be any whole numbers (from 10 to 100) which add up to
100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your contract fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Surrender Charge

The surrender charge is the difference between the amount in Your contract fund and Your contract's cash surrender value during the surrender charge period (the first 15 contract years or until the attained Equal Age is 95, whichever occurs first). It is a contingent, deferred charge designed to partially recover Our expenses in distributing and issuing contracts which are terminated by surrender in their early years (the sales charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your contract (or let it lapse) during the surrender charge period. It is a deferred load because We do not deduct it from Your premiums. The amount of the load in a contract year is not necessarily related to Our actual sales expenses in that year. We anticipate that the sales charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the sales and surrender charges, We will cover them with other funds. The net cash surrender value, the amount We pay You if You surrender Your contract for cash, equals the cash surrender value minus any outstanding loan and loan interest.

The following table provides some examples of the first year surrender charge. The first year surrender charge rate varies by the Equal Age (explained in Appendix A) determined for each contract. The maximum charge for Your contract per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (the earlier of 15 years or the attained Equal Age of 95). The maximum first year surrender charge for all contracts, per $1,000 of face amount, occurs at the Equal Age of 85 and is shown in the following table. Your contract will specify the actual surrender charge rate, per $1,000 of face amount, for all durations in the surrender charge period. The table below is only provided to give You an idea of the level of the first year surrender charge rates for a few sample Issue Ages (IA) and Equal Ages (EA).

           First Year Surrender Charges
             Per $1,000 of Face Amount
         Both Insureds Standard Non-Smoker

Male, IA 35/Female IA 35; EA 33          $ 5.20
Male, IA 47/Female IA 47; EA 45          $ 8.80
Male, IA 55/Female IA 55; EA 53          $14.60
Male, IA 67/Female IA 67; EA 65          $28.00
Male, IA 75/Female IA 75; EA 73          $39.00
Male, IA 85/Male   IA 85: EA 85          $49.00

If there has been a change in face amount during the life of the contract, then the surrender charge is applied against the highest face amount in force during the life of the contract. Your contract will specify your actual surrender charge rates.

Tax Effects
Introduction

The following summary provides a general description of the Federal income tax considerations associated with the contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the contract

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a contract issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to contracts issued on a substandard basis and it is not clear whether such contracts will in all cases satisfy the applicable requirements. If it is subsequently determined that a contract does not satisfy the applicable requirements, we may take appropriate steps to bring the contract into compliance with such requirements and we reserve the right to restrict contract transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the portfolios supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of a contract owner to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the contracts do not give contract owners investment control over assets of the portfolios, we reserve the right to modify the contracts as necessary to prevent a contract owner from being treated as the owner of the assets supporting the contract.

In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the contracts to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements.

The following discussion assumes that the contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of contract Benefits
In General

We believe that the death benefit under a contract should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the contract owner will not be deemed to be in constructive receipt of the contract cash value until there is a distribution. When distributions from a contract occur, or when loans are taken out from or secured by a contract, the tax consequences depend on whether the contract is classified as a "Modified Endowment Contract."

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the contracts as to premiums and benefits, the individual circumstances of each contract will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven contract years. Certain changes in a contract after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective contract owner should consult with a competent advisor to determine whether a contract transaction will cause the contract to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts

Contracts classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the contract owner's investment in the contract only after all gain has been distributed.

     (2) Loans taken from or secured by a contract classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the contract owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the contract owner's beneficiary or designated beneficiary.

If a contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits From Contracts That Are Not Modified

Distributions other than death benefits from a contract that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the contract owner's investment in the contract and only after the recovery of all investment in the contract as taxable income. However, certain distributions which must be made in order to enable the contract to continue to qualify as a life insurance contract for Federal income tax purposes if contract benefits are reduced during the first 15 contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a contract that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract

Your investment in the contract is generally your aggregate premiums. When a distribution is taken from the contract, your investment in the contract is reduced by the amount of the distribution that is tax-free.

Contract Loans

In general, interest on a contract loan will not be deductible. If a contract loan is outstanding when a contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a contract loan, you should consult a tax advisor as to the tax consequences.

Withholding

To the extent that contract distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

Multiple Contracts

All Modified Endowment Contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the contract owner's income when a taxable distribution occurs.

Continuation of Contract Beyond Age 100

The tax consequences of continuing the contract beyond the insured's 100th year are unclear. You should consult a tax advisor if you intend to keep the contract in force beyond the insured's 100th year.

Business Uses of Contract

Businesses can use the contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new contract or a change in an existing contract should consult a tax advisor.

Split-Dollar Arrangements

The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance contracts for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing contract, or the purchase of a new contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations

Prospective owners should consult a tax advisor about the treatment of the contract under the Treasury Regulations applicable to tax shelters.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the contract or the proceeds of a contract under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Other Tax Considerations

The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.

Our Income Taxes

Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


ADDITIONAL INFORMATION ABOUT THE CONTRACTS
Your Right To Examine The Contract

You have a right to examine the contract. If for any reason You are not satisfied with it, then You may cancel the contract within a specific time period. You cancel the contract by sending it to Our Executive Office along with a written cancellation request. Your cancellation request must be postmarked by the latest of the following dates:

o    10 days after You receive Your contract,

o 10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

o    45 days after You sign Part 1 of the contract application.

If You cancel Your contract, then We will return all of the charges deducted from Your paid premiums and contract fund, plus the contract fund. The contract fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the contract application.

Insurance coverage ends when You send Your request.

Your Contract Can Lapse

Your Survivorship Variable Universal Life insurance coverage continues as long as the net cash surrender value of Your contract is enough to pay the monthly deductions that are taken out of Your contract fund. During the minimum premium period, coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required minimum premiums. If neither of these conditions is true at the beginning of any contract month, We will send written notification to You (and any assignees on Our records) that a 61-day grace period has begun. This will tell You the amount of premium payment that is needed to satisfy the minimum requirement for two months.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your contract fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your contract will lapse without value. We will withdraw any amount left in Your contract fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You (and any assignee) that Your contract has ended without value.

If the last surviving insured dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

You May Reinstate Your Contract

You may reinstate the contract within five years after it lapses if You did not surrender the contract for its net cash surrender value. To reinstate the contract, You must:

o    complete an application for reinstatement,

o    provide satisfactory evidence of insurability for both insured persons,

o pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,

o increase the contract fund so that the contract fund minus any contract debt at least equals the surrender charge,

o    cover the next two months' deductions, and

o    pay or restore any contract debt.

The contract date of the reinstated contract will be the beginning of the contract month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will not be reinstated.

Contract Periods And Anniversaries

We measure contract years, contract months, and contract anniversaries from the contract date shown on Your contract information page. Each contract month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a contract and the suicide exclusion are measured from the contract date (or from the date of any face amount increase). See "Limits On Our Right To Challenge The Contract" on page 54.

Maturity Date

The maturity date is the first contract anniversary after the younger insured's 100th birthday unless Your contract contains the Extended Maturity Rider. The contract ends on that date if at least one of the insureds is still alive and the maturity benefit is paid.

If at least one of the insureds survives to the maturity date and Your contract contains the Extended Maturity Rider, We will extend the maturity date as long as this contract still qualifies as life insurance according to the Internal Revenue Service and Your state. If the maturity date is extended, the contract may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable life contracts (including other types of life insurance). We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Changing the Separate Account

We have the right to modify how We operate Our Separate Account. We have the right to:

o add investment divisions to, or remove investment divisions from, Our Separate Account;

o    combine two or more divisions within Our Separate Account;

o withdraw assets relating to Survivorship Variable Universal Life from one investment division and put them into another;

o eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of Our Separate Account A;

o register or end the registration of Our Separate Account under the Investment Company Act of 1940;

o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland);

o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove of any change in investment advisors or in investment policies unless a law or regulation provides differently.

Limits On Our Right To Challenge The Contract

We can challenge the validity of Your insurance contract (based on material misstatements in the application) if it appears that at least one of the insured persons is not actually covered by the contract under Our rules. There are limits on how and when We can challenge the contract:

o We cannot challenge the contract after it has been in effect, during the insured persons' lifetime, for two years from the date the contract was issued or reinstated. (Some states may require Us to measure this in some other way.)

o We cannot challenge any contract change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during at least one of the insured persons' lifetime.

o We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the insured person in the event that the insured person becomes totally disabled.

If the last of the surviving insured persons dies during the time that We may challenge the validity of the contract, then We may delay payment until We decide whether to challenge the contract.

If the insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the correct age and sex.

If either insured person commits suicide within two years after the date on which the contract was issued or reinstated, then the contract will terminate and the total of all paid premiums minus the contract debt minus any partial withdrawals of net cash surrender value. If either insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

Your Payment Options

You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the second insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Optional Payment Methods

Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $1,000 and periodic payments are at least $20.

You have the following options:

1) Proceeds Left at Interest: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

2)   Installment Options: There are two ways that We pay installments:

     a) Payment for a Specified Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

     b) Payment for a Specified Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

3) Payment of Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 4 ways to receive this income. We will guarantee payments for:

     (1)  at least 5 years (called "5 Years Certain");

     (2)  at least 10 years (called "10 Years Certain");

     (3)  at least 20 years (called "20 Years Certain");

     (4) payment for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

4) Annuity: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

o    rules on the minimum amount We will pay under an option,

o    minimum amounts for installment payments,

o withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

o the naming of people who are entitled to receive payment and their successors, and

o    the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See "Your Beneficiary" below). Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Your Beneficiary

You name Your beneficiary in Your contract application. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during either insured person's lifetime by writing to Our Executive Office. If no beneficiary is living when the last surviving insured person dies, then We will pay the death benefit to You. If the owner is not surviving, We will pay the death benefit to the owner's estate.

Assigning Your Contract

You may assign Your rights to this contract. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change in ownership. There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the last surviving insured person's death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:

     (1)  We contest the contract.

     (2) We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

     (3)  The SEC permits Us to delay payment to protect Our contract owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" Your contract fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under Your payment option. If a contract fund were frozen, the contract fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may be required to provide information about You and your policy to government agencies or departments.

Your Voting Rights As An Owner

We invest the assets of Our Separate Account divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

o    to elect the funds' Board of Directors,

o    to ratify the selection of independent auditors for the funds, and

o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right to restrict contract owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your contract fund has been invested. We determine Your voting shares in each division by dividing the amount of Your contract fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds' Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds' advisor or the investment policies of its portfolios. We will advise You if We do so.

Other insurance companies own shares in the funds to support their Variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

Distribution of the Contracts

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are registered representatives of Sammons Securities Company, LLC or broker-dealers who have entered into written sales agreements with Sammons Securities Company, LLC. Sammons Securities Company, the principal underwriter of the contracts, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and as a member of the National Association of Securities Dealers, Inc. (NASD). Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life. The mailing address for Sammons Securities Company, LLC is:

                         Sammons Securities Company, LLC
                                 4261 Park Road
                               Ann Arbor, MI 48103

During the first contract year, We will pay agents a commission of up to 68% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 2.5% of premiums paid. After the 15th contract year, We pay no commission for premium payments. Certain persistency and production bonuses may be paid.

We may sell Our contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 that enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training or personnel, production of promotion literature and similar services.

We intend to recoup commissions and other sales expenses, primarily, but not exclusively through:

o    the premium load;

o    the surrender charge;

o    the mortality and expense charge;

o    the cost of insurance charge;

o    revenues, if any, received from the funds or their managers; and

o    investment earnings on amounts allocated under contracts to the General
     Account.

Commissions paid on the contracts, including other incentives or payments, are not charged to the contract owners or the Separate Account.

Pending regulatory approvals, We intend to distribute the contracts in all states, except New York, and in certain possessions and territories.

Commissions paid on the contracts, including other incentives or payments, are not charged to the contract owners or the Separate Account.

We incur various sales and promotional expenses in selling Survivorship Variable Universal Life.

These include commissions, the cost of preparing sales literature, promotional activities and other distribution expenses. We also incur expenses for underwriting, printing contract forms and prospectuses, and entering information in Our records.

[For each premium received following an increase in base face amount, a commission on such premiums will be paid up to the target premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding contract year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional amounts may be paid and expenses may be reimbursed based on various factors.] [Sammons Securities Company and other selling broker-dealers will share commissions and additional amounts received for sales of the contracts with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.]


Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them or the Separate Account.

Financial Statements

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Separate Account's financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the contracts. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

                                   Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured Person on his/her last birthday preceding the Contract Date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the Last surviving Insured Person dies, as specified in the application unless changed as provided in this contract.

Business Day means any day the New York Stock Exchange is open.

Cash Surrender Value means the contract fund on the date of surrender, less any Surrender Charges.

Contract Anniversary means the same month and day of the contract date in each year following the contract date.

Contract Date means the date from which contract anniversaries and contract years are determined.

Contract Debt means the total loan on a contract on that date plus the interest that has accrued but has not been paid as of that date.

Contract Fund means the sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account under this contract.

Contract Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Contract Year means a year that starts on the contract date or on each anniversary thereafter.

Death Benefit means the amount payable under your contract when the last surviving insured person dies.

Equal Age means the age used for setting various charges and the minimum premium for a Survivorship Variable Universal Life (SVUL) contract. The equal age is determined by applying a calculation to the combined ages and risk classes of both insureds. This calculation includes many possible combinations of issue ages, risk classes, substandard ratings and sexes of two lives and combines them into a single equal age. Different companies may use different methods in deriving the equal age. See Appendix A for the method used by Midland National Life in deriving the equal age for this SVUL product.

Evidence of Insurability means evidence, satisfactory to Us, that the insured person is insurable and meets Our underwriting standards.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in Face Amount, or other such action regarding Your contract. The address is:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

Funds means the subaccounts of the investment companies available for investment by Separate Account A on the contract date or as later changed by Us.

In Force means the insured persons' lives remain insured under the terms of the contract.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the Fund.

Minimum Premium Period means the period of time, beginning on the contract date and ending five years from the contract date, during which this contract is guaranteed to remain in force if the sum of the premiums paid, less any contract debt and withdrawals, is equal to or greater than the minimum premium.

Modified Endowment Contract ("MEC") means a contract where premiums are paid more rapidly than the rate defined by a 7-Pay Test.

Monthly Anniversary means the day of each month that has the same numerical date as the contract date.

Net Cash Surrender Value means the cash surrender value less any outstanding contract debt.

Net Premium means the premium paid less the 6% deduction for the sales charge, Federal taxes and state premium taxes, and less any per premium expense charge.

Record Date means the date the contract is recorded on Our books as an in force contract.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the contract.

Surrender Charges means a charge made only upon surrender of the contract.

                                   Appendix A
                              Equal Age Calculation

An Equal Age (EA) calculation changes many possible combinations of ages, risk classes, substandard ratings and sexes of two lives into a single EA which is used for setting various charges and the minimum premium. Midland National Life's SVUL product uses the Equal Age calculation shown below.

The surrender charges, the expense charge and the minimum premium are based on the EA of the contract at the time of issue. The steps to calculation the EA are as follows:

Smoker Adjustment. Adjust the age of any insured who is classified as a Smoker as follows:

             Male                Female               Unisex
              +5                   +3                   +4

Note: The individual age cannot exceed 85 nor be less than 20 before adjustments. The preferred class does not allow for individual ages which exceed 80.

Female Adjustment. Reduce the age of all females by 5 years. Reduce the age of all unisex by 1 year.

Table Rating Adjustment. Increase the age of any rated insured according to the following table.

Tale Rating       0   1    2   3    4   5   6     7   8    9    10   11   12  13   14  15  16   Uninsurable
Age Increase      0   2    4   6    7   8   9    10  11   12    13   14   15  16   17  18  19       30

Capital Adjusted Age at 110. If the adjusted age for any individual exceeds age 110, We will reduce the adjusted age to 110.

Age Difference Adjustment. The ages need to be adjusted for the differences in ages. After making the above adjustments, subtract the younger age from the older age. Using the table below, find the Age Difference Adjustment and add this to the younger Adjusted Age.

           Age                                  Age
       Difference         Adjustment         Difference        Adjustment
       ----------         ----------         ----------        ----------
            0                  0               45-47               13
           1-2                 1               48-50               14
           3-4                 2               51-53               15
           5-6                 3               54-56               16
           7-9                 4               57-60               17
          10-12                5               61-64               18
          13-15                6               65-69               19
          16-18                7               70-75               20
          19-23                8               76-82               21
          24-28                9               83-91               22
          29-34               10               92-100              23
          35-39               11
          40-44               12

The Maximum EA allowed is 85 and the minimum is 20. EAs which do not fall into these limits do not qualify for issue.

Example 1: Assume the contract has a 55 year old Male Smoker who is standard and a 63 year old Female Non-Smoker with a table 6 rating.

                          Male    Female
Initial Age                55       63
Step 1 Adjustment          +5       -
Step 1 Adjustment          +5       -
Step 2 Adjustment          -        -5
Step 3 Adjustment          -        +9
                          ____    _____
Total Step 1, 2 and 3      60       67
Step 4 Adjustment          N/A
Step 5 Adjustment          +4
Equal Age is 64.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including additional information about distributions expenses and compensation. A free copy of the SAI can be obtained by calling 800-272-1642 or by contacting your Registered Representative.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request. You can obtain a personalized illustration or make other contract inquiries by contacting our Executive Office at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                                  800-272-1642

Information about Midland National Life Insurance Company can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No.

--------

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account A)

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Survivorship Variable Universal Life Insurance Contract ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the prospectus dated May 1, 2003, by calling or writing to Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                                  800-272-1642

Terms used in the current prospectus for the contract are incorporated in this statement.

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
           AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS
                               FOR THIS CONTRACT.

                                Dated May 1, 2003

                                Table of Contents

The Contract......................................................................................................3
   CONTRACT OWNER.................................................................................................3
   DEATH BENEFIT..................................................................................................3
   PAYMENT OPTIONS................................................................................................4
   PREMIUM LIMITATIONS............................................................................................5

About Us..........................................................................................................6
   MIDLAND NATIONAL LIFE INSURANCE COMPANY........................................................................6
   OUR SEPARATE ACCOUNT A.........................................................................................6
   OUR REPORTS TO CONTRACT OWNERS.................................................................................6
   DIVIDENDS......................................................................................................7
   DISTRIBUTION OF THE CONTRACTS..................................................................................7
   REGULATION.....................................................................................................7
   DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.............................................................8
   LEGAL MATTERS..................................................................................................8
   FINANCIAL MATTERS..............................................................................................8
   ADDITIONAL INFORMATION.........................................................................................8

Performance.......................................................................................................8

Financial Statements..............................................................................................9

                                  The Contract

The entire contract is made up of the contract, including any supplemental benefit, schedules, the signed written application for the contract, and any attached supplemental written application(s). We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties. We cannot use any statement to deny a claim or to void the contract unless it is contained in a written application that is made part of the contract by attachment or insertion.

Contract Owner

The contract owners are the insureds unless another individual has been named in the application. As contract owner, You are entitled to exercise all rights under Your contract as long as at least one insured is alive. Without any beneficiary consent You can:

1. Transfer ownership of Your contract by absolute assignment;
2. Designate, change or revoke a contingent owner; or
3. Change any revocable beneficiary during the insured's lifetime.

With each irrevocable beneficiary's consent, You may:

1. Change the irrevocable beneficiary during the insured's lifetime;
2. Receive any benefit, exercise any right, and use any privilege granted by Your contract allowed by Us; or
3. Agree with Us to any change or amendment of Your contract.

If You die while at least one insured is alive, the contingent owner, if any, will become the owner. If there is no contingent owner, ownership will pass to Your estate.

There may be more than one owner, in which case, they will own this contract as joint tenants with right of survivorship unless otherwise stated.

Death Benefit

We pay the death benefit to the beneficiary after the last surviving insured dies (outstanding indebtedness will be deducted from the proceeds). Federal tax law may require a greater death benefit than the one provided for in Your policy. This benefit is a percentage multiple of Your policy fund. You can choose between two death benefit corridor percentage tables. These percentages are applied to the contract fund at the death of the second insured, and if that result is greater than the death benefit provided for in the contract, then it will be the death benefit amount paid.

The percentage is 250% up to age 40, and then the percentages generally decline as the insured person gets older. This alternative minimum death benefit will be the contract fund on the day the last surviving insured dies multiplied by the corridor percentage for the younger insured's age. For this purpose, age is the attained age (age last birthday) at the beginning of the contract year of the younger insured. (If the younger insured dies first, then the younger insured's nominal age is used; that is the age the younger insured would have attained if he or she were still alive at the survivor's death.)

You can choose either a standard corridor percentage table or an enhanced corridor percentage table (both tables are available under either death benefit option 1 or option 2). The tables are the same for ages 0 through 85. The difference is that the enhanced corridor percentage table provides a higher multiple of Your contract funds for attained ages 86 through 94. As a result, Your beneficiaries may receive a larger death benefit if the last survivor dies when the younger insured's attained age (or nominal attained age) is between 86 and 94. However, this is not guaranteed to occur and You should run a hypothetical illustration for Your particular face amount and anticipated premium contribution levels to see how the death benefits and contract funds compare between the enhanced and standard corridor tables. Your actual death benefits will depend on Your actual contract fund and the younger insured's attained age (or nominal age) at the time of the death of the last survivor.

Once Your contract is issued, You can never change the corridor percentage table that You selected. The standard and the enhanced corridor percentage tables are shown below:

                                         Table of Death Benefits
                                          Based on Contract Fund

 If the Insured       The Death Benefit Will Be At     If the Insured     The Death Benefit Will Be At Least
  Person's Age       Least Equal To This Percent Of     Person's Age         Equal To This Percent Of The
     Is This               The Contract Fund               Is This                  Contract Fund
      0-40                        250%                       60                          130%
       41                         243%                       61                          128%
       42                         236%                       62                          126%
       43                         229%                       63                          124%
       44                         222%                       64                          122%
       45                         215%                       65                          120%
       46                         209%                       66                          119%
       47                         203%                       67                          118%
       48                         197%                       68                          117%
       49                         191%                       69                          116%
       50                         185%                       70                          115%
       51                         178%                       71                          113%
       52                         171%                       72                          111%
       53                         164%                       73                          109%
       54                         157%                       74                          107%
       55                         150%                      75-90                        105%
       56                         146%                       91                          104%
       57                         142%                       92                          103%
       58                         138%                       93                          102%
       59                         134%                       94                          101%
                                                            95-99                        100%

These percentages are based on federal income tax law which require a minimum death benefit, in relation to contract fund, for your contract to qualify as life insurance.

                                                  Enhanced Death Benefit
                                                 Corridor Percentage Table

  If the Insured        The Death Benefit Will Be At Least             If the Insured       The Death Benefit Will Be At Least
  Person's Age               Equal To This Percent Of                   Person's Age             Equal To This Percent Of
      Is This                   The Contract Fund                         Is This                     The Contract Fund
       0-40                            250%                                  65                             120%
        41                             243%                                  66                             119%
        42                             236%                                  67                             118%
        43                             229%                                  68                             117%
        44                             222%                                  69                             116%
        45                             215%                                  70                             115%
        46                             209%                                  71                             113%
        47                             203%                                  72                             111%
        48                             197%                                  73                             109%
        49                             191%                                  74                             107%
        50                             185%                                75- 85                           105%
        51                             178%                                  82                             109%
        52                             171%                                  87                             113%
        53                             164%                                  88                             118%
        54                             157%                                  89                             122%
        55                             150%                                  90                             126%
        56                             146%                                  91                             121%
        57                             142%                                  92                             115%
        58                             138%                                  93                             110%
        59                             134%                                  94                             105%
        60                             130%                                  95                             100%
        61                             128%                                  96                             100%
        62                             126%                                  97                             100%
        63                             124%                                  98                             100%
        64                             122%                                  99                             100%

The following example will clarify how these factors work. Assume the younger insured person is 55 years old and the face amount is $200,000. The "corridor percentage" at that age is 150%. Under Option 1, the death benefit will generally be $200,000. However, when the contract fund is greater than $133,333.33, the corridor percentage applies and the death benefit will be greater than $200,000 (since 150% of $133,333.33 equals $200,000). In this case, at age 55, We multiply the contract fund by a factor of 150%. So if the contract fund were $140,000, then the death benefit would be $210,000.

Under Option 2, the death benefit is the face amount plus the contract fund. In this example, if the younger insured is 55 years old, the face amount is $200,000, and the contract fund is $400,000, then the death benefit would be $600,000. This figure results from either: (a) adding the face amount to the contract fund or (b) multiplying the contract fund by the corridor percentage. For all contract funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the contract fund above $400,000, the death benefit would increase by $1.50 (at that age).

Under any option, the length of time Your contract remains in force depends on the net cash surrender value of Your contract and whether You meet the Minimum Premium Period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your contract fund. In addition, during the Minimum Premium Period, Your contract remains in force if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum premiums for all of the contract months since the contract was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your contract fund. Therefore, the returns from these investment options can affect the length of time Your contract remains in force.

Payment Options

You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the second insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Premium Limitations

Federal law limits the premiums that can be paid if this contract is to qualify as life insurance for tax purposes. We will not accept a premium that would cause this limit to be exceeded. If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a contract change is executed that causes this contract to exceed the maximum premium limits allowed by Federal law, We will refund the excess premium when the total premiums paid exceed the Federal limits.

We will accept any premium needed to keep this contract in force.

                                    About Us

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland National Life Insurance Company was organized, in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name "Midland" was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Separate Account A

The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. The assets of the Separate Account may not be used to pay any liabilities of Midland National's other assets and Midland National is obligated to pay all amounts guaranteed under the contract.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the thirty-four investment divisions of Our Separate Account at any one time.

Our Reports to Contract Owners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth contract months that show:

o    the current death benefit for Your contract,

o    Your contract fund,

o    information about investment divisions,

o    the cash surrender value of Your contract,

o    the amount of Your outstanding contract loans,

o    the amount of any interest that You owe on the loan, and

o    information about the current loan interest rate.

The annual report will show any transactions involving Your contract fund that occurred during the year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance contract is delivered.

We will send You semi-annual reports with financial information on the funds.

Dividends
We do not pay any dividends on these policies.

Distribution of the Contracts

Sammons Securities Company, LLC is responsible for distributing the policies pursuant to a distribution agreement with us. Sammons Securities Company serves as principal underwriter for the policies. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, which is the ultimate parent-company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the policies to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the contract. Commissions paid on the contract, as well as other incentives or payments, are not charged directly to the contract owners or the Separate Account.

Sammons Securities Company may offer the policies through its sales representatives. Sammons Securities Company also may enter into selling agreements with other broker-dealers and compensate these broker-dealers for their services. Sammons Securities Company may pay additional compensation to broker-dealers based on the level of contract sales or premium payments.

Sammons Securities Company received sales compensation with respect to the policies in the following amounts during the years indicated:

--------------------- -------------------------------------------- ---------------------------------------------------
                                                                   Aggregate Amount of Commissions Retained by
                      Aggregate Amount of Commissions Paid to      Sammons Securities Company After Payments to its
Fiscal year           Sammons Securities Company*                  Registered Persons and Other Broker-Dealers
--------------------- -------------------------------------------- ---------------------------------------------------
2000                  $                                            $
--------------------- -------------------------------------------- ---------------------------------------------------
2001                  $                                            $
--------------------- -------------------------------------------- ---------------------------------------------------
2002                  $                                            $
--------------------- -------------------------------------------- ---------------------------------------------------

* Includes sales compensation paid to registered persons of Sammons Securities.

Pending regulatory approvals, We intend to distribute the policies in all states, except New York, and in certain possessions and territories.

Regulation
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This contract has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National Life Insurance Company is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Midland National Life Insurance Company will be paid into the employee's contract during the first year. All other contract provisions will apply.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the Federal securities laws.

Financial Matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is IBM Park Building, Suite 1300, 650 Third Avenue South, Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

Additional Information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in SAI with the Securities and Exchange Commission. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.

                                   Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the funds. The information does not indicate or represent future performance.

Total return quotations reflect changes in funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the contract fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges. Therefore, these returns do not show how actual investment performance will affect contract benefits.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.

Midland National Life Insurance Company may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

Midland National Life Insurance Company may provide individual hypothetical illustrations of contract fund, cash surrender value, and death benefits based on the funds' historical investment returns. These illustrations will reflect the deduction of expenses in the funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the contract fund and the surrender charge. The illustrations do not indicate what contract benefits will be in the future.

                              Financial Statements

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the contracts. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION

Item 27.   Exhibits
_______
(a)  Board of Directors Resolutions.

     Resolution of the Board of Directors of Midland National Life establishing the Separate Account A. (3)

(b)  Custodian Agreements.  Not Applicable

(c)  Underwriting Contracts.

     1)   Principal Underwriting Agreement. (1)

     2)   Selling Agreement. (1)

     3)   Commission schedule. (5)

(d)  Contracts.

     Form of Contract. (5)

(e)  Applications.

     Application Form. (5)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1)   Articles of Incorporation of Midland National Life. (3)

     2)   By-Laws of Midland National Life. (3)

(g)  Reinsurance Contracts (7).

(h)  Participation Agreements.

     1.   a)  Participation Agreements for Fidelity Distributors
              Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (2)

          b) Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (2)

          c)   Participation Agreement for Fidelity Distributors
               Corporation/Variable Insurance Products Fund III. (3)

          d) Participation Agreement for American Century Investment Services, Inc. (2)

          e)   Participation Agreement for Lord Abbett Series Funds, Inc. (4)

          f) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (5)

          g) Participation Agreement for Massachusetts Financial Variable Insurance Trusts. (4)

          h)   Participation Agreement for Fred Alger Management, Inc. (6)

          i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. 6

(i)  Administrative Contracts. Not Applicable.

(j)  Other Material Contracts.  Not Applicable.

(k)  Legal Opinion.

     Opinion and Consent of Jack L. Briggs. (5)

(l)  Calculations.

(m)  Other Opinions.

     1)  Consent of Sutherland Asbill & Brennan LLP (7)

     2)  Consent of PricewaterhouseCoopers  LLP (7)

(n)  Omitted Financial Statements.  Not Applicable.

(o)  Initial Capital Agreements.  Not Applicable.

(p) Redeemability Exemption. Memorandum describing Midland National Life's issuance, transfer and redemption procedures for the Contract. (5)

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 filed on January 31, 1997 (File No. 333-14061).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April 23, 1997 (File No. 333-14061).

(3) Incorporated herein by reference to Post Effective Amendment No. 1 for Form S-6 filed on April 28, 1998 (File No. 333-14061).

(4) Incorporated herein by reference to Post Effective Amendment No. 3 for Form S-6 on April 29, 1999 (File No. 333-14061).

(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333 80975).

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061).

(7)  To be filed in amendment.

Item 28. Directors and Officers of the Depositor
_______

              Name and Principal Business Address*                        Position and Offices with Depositor

John J. Craig, II.............................................     President and Chief Operating Officer
Steven C. Palmitier...........................................     Senior Vice President and Chief Marketing Officer
Stephen P. Horvat, Jr***...................................        Senior Vice President, Secretary and General
                                                                         Counsel

Donald J. Iverson..........................................        Senior Vice President and Corporate Actuary
Robert W. Korba............................................        Member of the Board of Directors
John P. Newsome**..........................................        Executive Vice President, Annuity Division
Thomas M. Meyer............................................        Senior Vice President and Chief Financial Officer
Gary J. Gaspar***.............................................     Senior Vice President and Chief Information
                                                                         Officer

Gary W. Helder................................................     Executive Vice President, Policy Administration
Robert W. Buchanan............................................     Vice President, Underwriting and New Business
Timothy A. Reuer..............................................     Vice President, Product Development
Esfandyar Dinshaw**...........................................     Senior Vice President, Annuity Division
Robert Tekolste...............................................     Vice President, Annuity Division
Meg J. Taylor***..............................................     Vice President and Chief Compliance Officer

-------------------------------------------------------------------------------------------------------------------

* Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA
     50266

***  525 W. Van Buren, Chicago, IL 60607

Item 29. Persons Controlled by or Under Common Control With the Depositor or _______ Registrant-- All [OPEN ITEMS] will be filed by amendment

            The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Incorporated is owned by [OPEN ITEM]. Other direct or indirect subsidiaries of Sammons Enterprises, Incorporated are:

                                                             Percent Of Voting
     Name                                   Jurisdiction     Securities Owned
     ----                                   ------------     ----------------
      Midland National Life Insurance       South Dakota     [OPEN ITEM]
         Company
     Sammons Communications, Inc.             Delaware       [OPEN ITEM]
     Sammons Communications of New           New Jersey      [OPEN ITEM]
         Jersey, Inc.
     Sammons Communication of                 Delaware       [OPEN ITEM]
         Pennsylvania, Inc.
     Consolidated Investment Services          Nevada        [OPEN ITEM]
         Inc.
     Richmond Holding Company, LLC            Delaware       [OPEN ITEM]
     Sammons Financial Holdings, Inc.         Delaware       [OPEN ITEM]
     Midland National Life Insurance            Iowa         [OPEN ITEM]
         Company
     NACOLAH Holding Corporation              Delaware       [OPEN ITEM]
     Institutional Founders Life              Illinois       [OPEN ITEM]
         Insurance Company
     North American Company for Life &        Illinois       [OPEN ITEM]
         Health Insurance
     North American Company for Life &                       [OPEN ITEM]
     Health Insurance of                      New York
           New York
     NACOLAH Life Insurance Company           Illinois       [OPEN ITEM]
     NACOLAH Ventures, L.L.C.                 Delaware       [OPEN ITEM]
     Midland Advisors Company               South Dakota     [OPEN ITEM]
     Parkway Holdings, Inc.                   Delaware       [OPEN ITEM]
     Parkway Mortgage, Inc.                   Delaware       [OPEN ITEM]
     CH Holdings Inc.                         Delaware       [OPEN ITEM]
     Sammons Corporation                       Texas         [OPEN ITEM]
     Otter, Inc.                              Oklahoma       [OPEN ITEM]
     Cathedral Hill Hotel, Inc.               Delaware       [OPEN ITEM]
     Sammons Power Development Inc.           Delaware       [OPEN ITEM]
     Gila Bend Power Parnters,                Delaware       [OPEN ITEM]
          L.L.C.
     Mountain Valley Spring Company           Arkansas       [OPEN ITEM]
     Water Lines Inc.                         Arkansas       [OPEN ITEM]
     Sammons Distribution Holdings,           Delaware       [OPEN ITEM]
         Inc.
     Vinson Supply Company                    Delaware       [OPEN ITEM]
     Vinson Supply (UK) LTD.               United Kingdom    [OPEN ITEM]
     Myron C. Jacobs Supply Company           Oklahoma       [OPEN ITEM]
     Composite Thread Protectors, Inc.      Pennsylvania     [OPEN ITEM]
     Vinson Process Controls Company          Delaware       [OPEN ITEM]
     Sammons Distribution Inc.                Delaware       [OPEN ITEM]
     Briggs-Weaver Inc.                       Delaware       [OPEN ITEM]
     TMIS Inc.                                 Texas         [OPEN ITEM]
     B-W Max, Inc.                            Delaware       [OPEN ITEM]
     B-W Max Services Inc.                    Delaware       [OPEN ITEM]
     Abastecedora de Services                                [OPEN ITEM]
     Industriales y Productos S.A.             Mexico
          de C.V.  (ASPI)
     Personal Para Services Intogrados                       [OPEN ITEM]
     de Mexico                                 Mexico
          S.A. (Personal)
     Especialistas en Systems de                             [OPEN ITEM]
     Distribucion  Industrial                  Mexico
         S.A. de C.V. (ESDI)
     Especialistas en Procuramiento            Mexico        [OPEN ITEM]
     Industrial S.A. de C.V. (EPI)
     Sealing Specialists of Texas, Inc.        Texas         [OPEN ITEM]
     Briggs ITD Corp.                         Delaware       [OPEN ITEM]
     Briggs Equipment Trust                   Delaware       [OPEN ITEM]
     Briggs Equipment Mexico Inc.             Delaware       [OPEN ITEM]
     Montacargras Yale de Mexico S. A.         Mexico        [OPEN ITEM]
         de C.V. (YALESA)
     Briggs Equipment S.A. de C.V.             Mexico        [OPEN ITEM]
         (BESA)
     Briggs Construction Equipment            Delaware       [OPEN ITEM]
         Inc.
     Crestpark LP Inc.                        Delaware       [OPEN ITEM]
     Crestpark Holding Inc.                   Delaware       [OPEN ITEM]
     Sammons Venture Properties, Inc.         Delaware       [OPEN ITEM]
     Sammons Realty Corporation               Delaware       [OPEN ITEM]
     Sammons Legacy Venture GP Inc.           Delaware       [OPEN ITEM]
     Sammons Legacy Venture LP Inc.           Delaware       [OPEN ITEM]
     Sammons Income Properties Inc.           Delaware       [OPEN ITEM]
     Sammons Eiger Venture, Inc.              Delaware       [OPEN ITEM]
     GBH Venture Co. Inc.                     Delaware       [OPEN ITEM]
     Grand Bahama Hotel Co.                   Delaware       [OPEN ITEM]
     Jack Tar Grand Bahama Limited            Bahamas        [OPEN ITEM]
     The Grove Park Inn Resort Inc.           Delaware       [OPEN ITEM]
     Adventure Tours USA, Inc.                Delaware       [OPEN ITEM]
     Santo Tours and Travel Inc.              New York       [OPEN ITEM]

Item 30.   Indemnification
_______

     The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 31. Principal Underwriter All [OPEN ITEMS] will be filed by amendment
_______

     (a) Other Activity. In addition to Midland National Life Separate Account A, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for [OPEN ITEM].

     (b) Management. The directors and principal officers of Sammons Securities Company LLC are as follows:

                                        Positions and Offices
           Name and Principal           with
           Business Address*            Sammons Securities Corporation
           -----------------            ------------------------------
           Jerome S. Rydell             President
           Michael J. Brooks            Vice-President
            -----------

          * The address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                      (2)                     (3)                     (4)                 (5)
       Name of             Net Underwriting
      Principal              Discounts and          Compensation on            Brokerage             Other
      Underwriter             Commissions              Redemption             Commissions         Compensation
      -----------          ----------------        ---------------           ------------        -----------
     [OPEN ITEM]              [OPEN ITEM]                None                     N/A                  N/A

Item 32.   Location of Accounts and Records
_______
            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Midland Plaza Sioux Falls, SD 57193.

Item 33.   Management Services
_______
         All management contracts are discussed in Part A or Part B.

Item 34.   Fee Representation
_______
         Midland National Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Midland National Life Insurance Company and Midland National Life Separate Account A, have duly caused this registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Sioux Falls and the State of South Dakota, on the 24th day of February, 2003

                                                   MIDLAND NATIONAL LIFE
                                                   SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/                                       By:  /s/*
        -------------------------------------         -------------------------------
                                                        MICHAEL M. MASTERSON
                                                        Chairman of the Board

                                                   By:  MIDLAND NATIONAL LIFE
                                                        INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/                                       By:  /s/ *
        -------------------------------------         --------------------------------
                                                        MICHAEL M. MASTERSON
                                                        Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on _______________, 2003.

                      Signatures                                        Title                                 Date

/s/  *                                               Chairman of the Board of Directors,                  ____________
------------------------------------                 Director, Chief Executive Officer
MICHAEL M. MASTERSON                                 (Principal Executive Officer)


/s/*                                                 Senior Vice President, Chief Financial Officer       ____________
------------------------------------                 (Principal Financial Officer)
THOMAS M. MEYER

/s/  *                                               President, Chief Operating Officer, Director         ____________
------------------------------------
JOHN J. CRAIG, II

/s/  *                                               Director, Senior Vice President,                     ____________
------------------------------------                 Chief Marketing Officer
TEVEN C. PALMITIER

/s/  *                                               Director, Senior Vice President,                     ____________
------------------------------------                 Corporate Actuary
DONALD J. IVERSON

/s/  *                                               Director, Senior Vice President-Legal                ____________
------------------------------------
STEVEN P. HORVAT, JR.

/s/  *                                               Director, Chief Executive Officer, President         ____________
-------------------------------------                of Sammons
ROBERT W. KORBA


*By:  /s/_______________________________________
                       Therese M. Michels
                      Attorney-in-Fact
               Pursuant to Power of Attorney

Exhibit Index

--------------------------- ---------------------------------------------------
Item                        Exhibit
--------------------------- ---------------------------------------------------
Item (k)                    Opinion and Consent of Jack L. Briggs
--------------------------- ---------------------------------------------------
Item (n)(1)                 Consent of Sutherland Asbill & Brennan LLP
--------------------------- ---------------------------------------------------
Item (n)(2)                 Consent of PricewaterhouseCoopers LLP
--------------------------- ---------------------------------------------------
                            Power of Attorney
--------------------------- ---------------------------------------------------

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.

SIGNATURE                           DATE               SIGNATURE                          DATE

/s/                                 1/8/03             /s/                                1/7/03
----------------------------------- ------             ---------------------------------- ------
Michael M. Masterson                                   John J. Craig II


/s/                                 1/7/03             /s/                                1/7/03
----------------------------------- -----              ---------------------------------- ------
Steven C. Palmitier                                    Donald J. Iverson


/s/                                 1/7/03             /s/                                1/7/03
----------------------------------- --------           ---------------------------------- ------
Stephen P. Horvat, Jr.                                 Thomas M. Meyer


/s/                                 1/8/03
----------------------------------- ------
Robert W. Korba